SHAREHOLDER LETTER


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Federal Tax-Free Income Fund seeks to provide high, current income exempt from regular federal income tax through a nationally diversified portfolio consisting of municipal securities.(1)
--------------------------------------------------------------------------------


Dear Shareholder:

This semiannual report for Franklin Federal Tax-Free Income Fund covers the period ended October 31, 1999. During the six months under review, U.S. bond markets continued to experience challenging times. The yield on the benchmark 30-year Treasury bond steadily increased, from 5.66% on April 30, 1999, to 6.16% on October 29, 1999 -- reaching a high of 6.38% on October 26, 1999. Concerned about domestic inflationary tendencies, the Federal Open Market Committee raised the federal funds target rate to 5.00% at its June 30 meeting, and to 5.25% at its August 24 meeting.

The economy's direction and its effect on inflationary pressures will contribute to the level of volatility that impacts bond markets in the near future. During the period under review, many investors reacted swiftly to new releases of economic data or Federal Reserve Board announcements, and in many instances the market overcorrected. Investors with short-term investment horizons may view such instability as unfavorable. However, we prefer to take a long-term approach toward investing, and we found that recent market conditions afforded us opportunities not only to increase the fund's income-earning potential, but also to enhance the portfolio's overall structure.


(1). These dividends are generally subject to state and local income taxes, if any. For investors subject to federal or state alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 15 of this report.

CONTENTS

Shareholder Letter .....    1

Performance Summary ....    6

Special Feature:
Uncovering Tax-Free
Opportunities ..........    8

Financial Highlights &
Statement of Investments   12

Financial Statements ...   50

Notes to
Financial Statements ...   53


FUND CATEGORY

[Pyramid Graphic Not Shown]


We welcome our new shareholders who joined the fund during the reporting period as a result of mergers with Franklin Arkansas Municipal Bond Fund, Franklin Hawaii Municipal Bond Fund, Franklin Indiana Tax-Free Income Fund, and Franklin Washington Municipal Bond Fund.


PORTFOLIO NOTES

The general rise in interest rates during the six-month reporting period presented challenges for the fixed-income markets, as well as the fund's share price, as bond prices fall when interest rates rise. Because the fund's share price is representative of the market value of the portfolio's securities, the rising rates resulted in declining share prices. However, the fund's diversification among municipal bonds protected its shareholders relative to owning individual bonds. At the end of the period, the fund held 1,120 positions, and because we generally employ a buy-and-hold strategy, the fund is well-seasoned with older, higher-coupon securities. Such holdings tend to provide higher current income compared with more recently issued securities and to moderate volatility. For example, the total return on the 30-year Treasury bond during the six-month period was -5.11%, while according to Lipper Analytical Services, Inc., the average total return for funds in the general municipal debt funds category was -5.32%. By comparison, the fund's Class A shares delivered a -3.82% cumulative total return for the six months under review.(2)


DIVIDEND DISTRIBUTIONS
5/1/99 - 10/31/99

                                     DIVIDEND PER SHARE
                            -----------------------------------
MONTH                       CLASS A      CLASS B       CLASS C
---------------------------------------------------------------

May                         5.55 cents   5.07 cents    4.97 cents

June                        5.50 cents   4.90 cents    4.93 cents

July                        5.50 cents   4.90 cents    4.93 cents

August                      5.50 cents   4.90 cents    4.93 cents

September                   5.50 cents   4.92 cents    4.94 cents

October                     5.50 cents   4.92 cents    4.94 cents
----------------------------------------------------------------
TOTAL                       33.05 CENTS  29.61 CENTS  29.64 CENTS

We took advantage of the rise in interest rates to book tax losses by selling lower-yielding securities, and we reinvested the proceeds at current, higher rates. The losses help to offset any potential capital gains in the portfolio and can be carried forward for several years. During the six months under review, we purchased a broad range of securities, many of them in the insured sector, as it continues to represent a large portion of the new issue market. New purchases or additions to the portfolio included Mesa Industrial Development Authority Revenue, Discovery Health System (Arizona); Florida State Board of Education; and Houston Higher Education Finance Corp. Higher Education Revenue, Rice University Project (Texas).


(2). Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions and does not include the sales charge. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. Investment return and the share price of Franklin Federal Tax-Free Income Fund fluctuate with market conditions. Source:
Lipper Analytical Services, Inc. Lipper average includes 279 funds for the six-month period ended 10/31/99. Lipper performance does not include sales charges and results may have been different if such charges had been considered.


CREDIT QUALITY BREAKDOWN*
BASED ON TOTAL LONG-TERM INVESTMENTS
10/31/99

AAA                          40.8%
AA                           12.4%
A                            20.2%
BBB                          25.6%
Below Investment Grade        1.0%

*Quality breakdown may include internal ratings for bonds not rated by a national rating agency.



PORTFOLIO BREAKDOWN
10/31/99

                            % OF TOTAL
                             LONG-TERM
SECTOR                      INVESTMENTS
---------------------------------------

Utilities .................     21.6%

Prerefunded ...............     15.2%

Transportation ............     13.1%

Hospital & Health Care ....     11.6%

Housing ...................     11.0%

Corporate-Backed ..........      9.0%

General Obligation Bonds ..      8.7%

Subject to Government
Appropriation .............      5.4%

Tax-Supported Debt ........      1.8%

Higher Education ..........      1.5%

Other Revenue Bonds .......      1.1%


Franklin Federal Tax-Free Income Fund will purchase only investment quality issues, meaning securities rated from AAA to BBB. At the end of the reporting period, AAA securities represented nearly 41% of the fund's total net assets and the average rating during the period for holdings in the fund remained consistent at AA-.

If you had invested $10,000 in the fund's Class A shares on October 31, 1989, as of October 31, 1999, you would have received monthly tax-free income dividend checks totaling more than $6,468. If you had reinvested all your distributions, including capital gains, your account would have been worth $18,598.(3) In both cases, the fund has provided shareholders attractive returns. Of course, past performance cannot guarantee future results.

Looking forward, Franklin Federal Tax-Free Income Fund will attempt to take advantage of the recently higher interest rate environment. Please keep in mind that interest rates, and therefore bond prices, rise and fall depending on domestic and global economic factors. Such fluctuations are a normal part of investing, and one should expect this when investing in any security, including municipal bonds. Municipal bond funds can help lower such volatility, as they offer a level of diversification that is difficult for individual investors to achieve on their own.

(3). Total returns include sales charges and assume reinvestment of dividends and capital gains at net asset value. Class A (formerly Class I): Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a lower initial sales charge; thus, actual total returns may differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.



Sincerely,

/s/ Charles B. Johnson
----------------------
Charles B. Johnson
Chairman
Franklin Federal Tax-Free Income Fund

/s/ Thomas J. Kenny
----------------------
Thomas J. Kenny
Director
Franklin Municipal Bond Department

This discussion reflects our views, opinions and portfolio holdings as of October 31, 1999, the end of the reporting period. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

CLASS A (formerly Class I):

Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (Formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

PERFORMANCE SUMMARY AS OF 10/31/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION


CLASS A                        CHANGE         10/31/99  4/30/99
----------------------------------------------------------------

Net Asset Value                -$0.80          $11.51    $12.31


                               DISTRIBUTIONS (5/1/99 - 10/31/99)
                               ---------------------------------

Dividend Income                $0.3305

Long-Term Capital Gain         $0.0073

      TOTAL                    $0.3378

CLASS B                        CHANGE         10/31/99  4/30/99
---------------------------------------------------------------

Net Asset Value                -$0.80          $11.50   $12.30

                               DISTRIBUTIONS (5/1/99 - 10/31/99)
                               --------------------------------

Dividend Income                $0.2961

Long-Term Capital Gain         $0.0073

      TOTAL                    $0.3034

CLASS C                        CHANGE         10/31/99  4/30/99
---------------------------------------------------------------

Net Asset Value                -$0.81          $11.50   $12.31


                               DISTRIBUTIONS (5/1/99 - 10/31/99)
                               --------------------------------

Dividend Income                $0.2964

Long-Term Capital Gain         $0.0073

      TOTAL                    $0.3037


                       Past performance is not predictive of future results.



PERFORMANCE

                                                                                              INCEPTION
CLASS A                                      6-MONTH    1-YEAR        5-YEAR      10-YEAR      (10/7/83)
--------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                   -3.82%     -2.05%      +35.74%      +94.19%      +264.11%

Avg. Annual Total Return(2)                  -7.93%     -6.20%      +5.38%       +6.40%       +8.08%

Distribution Rate(3)                                           5.49%

Taxable Equivalent Distribution Rate(4)                        9.09%

30-Day Standardized Yield(5)                                   4.89%

Taxable Equivalent Yield(4)                                    8.10%

                                                                   INCEPTION
CLASS B                                                   6-MONTH   (1/1/99)
----------------------------------------------------------------------------
Cumulative Total Return(1)                                 -4.10%   -3.18%

Aggregate Total Return(2)                                  -7.84%   -6.89%

Distribution Rate(3)                              5.13%

Taxable Equivalent Distribution Rate(4)           8.49%

30-Day Standardized Yield(5)                      4.54%

Taxable Equivalent Yield(4)                       7.52%


                                                                       INCEPTION
CLASS C                                6-MONTH   1-YEAR    3-YEAR       (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)              -4.18%      -2.69%   +11.79%        +24.13%

Average Annual Total Return(2)          -6.03%      -4.62%   +3.44%         +4.68%

Distribution Rate(3)                           5.10%

Taxable Equivalent Distribution Rate(4)        8.44%

30-Day Standardized Yield(5)                   4.50%

Taxable Equivalent Yield(4)                    7.45%

(1). Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2). Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

(3). Distribution rate is based on an annualization of the respective class's October dividend and the maximum offering price (net asset value price for Class B and Advisor Class) per share on October 31, 1999.

(4). Taxable equivalent distribution rate and yield assume the 1999 maximum federal income tax rate of 39.6%.

(5). Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended October 31, 1999.

Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.




[Circle Graphic]

UNCOVERING TAX-FREE OPPORTUNITIES

Rafael Costas, Senior Vice President and Director of Franklin's Municipal Research Department, discusses how research is an integral part of Franklin's tax-free income funds' success.

Q: Could you provide an overview of Franklin's research department?

RAFAEL COSTAS: We have one of the industry's largest municipal research staffs, allowing us to routinely analyze more than 2,000 debt issuers a year. The research department analysts work closely with our portfolio managers, who rely on these analysts when making buy and sell decisions. With a focus on in-depth research and the discipline to buy when others are selling, we often are able to find exciting opportunities, at temporarily depressed prices. Generally, we concentrate on investment grade issues. Of course, for our high yield funds, we also look for below investment-grade bonds that we feel offer appropriate rewards for the increased risk.

Q: What are some advantages of Franklin's size and reputation?

RAFAEL: Today, Franklin is one of the nation's leading tax-free fund managers. Our size, with approximately $50 billion of tax-free investments, often enables us to purchase investments at advantageous prices, which in turn, can help keep investment costs low. We pass on these savings to shareholders in the form of higher tax-free yields.(1) In addition, our size often makes us a favorite of new issuers, as many prefer to work with a minimum number of investors.


(1). For investors subject to the federal or state alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.


Q: What type of tax-free bonds do you favor?

RAFAEL: We typically look for investment-grade bonds, as we try to provide our shareholders high, current income with a relatively low level of risk. Most of our investment grade tax-free bond funds are composed of a high percentage of securities rated AAA or AA, the highest ratings bonds can receive from national credit rating agencies.(2) In addition, many of our purchases are insured because of the prevalence of insurance in the municipal bond marketplace in the past few years. Insured securities normally are rated AAA, further improving the quality of our funds. For our high yield funds, we look for bonds which may be out of favor but, in our view, still have solid fundamentals and the potential to be upgraded. In fact, we devote much of our research efforts to finding such bonds in the low investment-grade, high yield sectors.

Q: How do you research a bond?

RAFAEL: We emphasize detailed, high-quality research, which often enables us to uncover attractive investments that others may have overlooked. When presented with an opportunity, our analysts carefully consider such factors as the bond's purpose, who will repay the bond, if the projections are reasonable, the payment schedule and the issuer's credit history. We incorporate all of the numerical findings in our internal, proprietary databases and spreadsheets created by our analysts. With the processed information and analysis, we meet with our portfolio managers to discuss the merits of each individual issue. The portfolio manager's decision to buy a security will depend largely on our analysis of the bond's credit quality and price. We continue to monitor our investments closely after the purchase, looking for signs of potential problems as well as additional opportunities.


(2).  Ratings can change.


WHAT IS A ROAD SHOW?

Before a new issue is brought to the public, the issuer and its investment bankers travel around the country making presentations to potential investors concerning the issuer's financial information and outlook.

Q: Do you feel it is important to personally meet management and municipal officials?

RAFAEL: Very much so. Each year Franklin's analysts and portfolio managers visit hundreds of sites to garner an understanding that can be obtained only through personal inspection. They meet face-to-face with the project's management and municipal officials to discuss firsthand any potential problems. Our analysts also can use these meetings to discover new opportunities, often before they are widely known.

Q: Do issuers and investment bankers ever come to Franklin?

RAFAEL: Our sizable presence in the municipal bond market frequently means that issuers and their bankers come to us with new issues. In a typical day, we may receive between 50 and 100 calls from brokers offering new and secondary issues. Approximately three times a week, investment bankers visit our offices, usually as part of an issue's road show. We view these as excellent opportunities not only to buy issues at favorable prices, but also to propose changes to the issue, enhancing its quality and appeal to our distinct standards.

Q: How can Franklin's research influence the portfolio managers' investment decisions?

RAFAEL: Our extensive research allows us to use a contrarian approach to investing, because we firmly believe that near-term volatility can create opportunities for greater long-term yields. For example, when Moody's, Standard & Poor's or Fitch, three national rating agencies, downgrade a bond, many investors sell the issue, sometimes reducing prices to what we believe are attractive levels. As we evaluate our investments based on our internal assessments, we can use these valuable opportunities to purchase what we believe are high-quality issues at temporarily depressed prices.


External events can also lead to situations where bonds become undervalued. Over the past few years, for example, Medicare reform negatively affected the hospital bond sector, even for those hospitals in strong financial shape. As many hospitals' credit profiles weakened, we were able to find value selectively through our analysts' expertise. Seeking to take advantage of this, we recommended such bonds to our portfolio managers who purchased them at a time when the market seemed to be shunning these issues.

Q: Could you provide an example of a successful outcome of your research?

RAFAEL: Sure. A perfect example is Tucson Electric Power (TEP). It issued $579 million in tax-exempt debt in 1997-98. However, the utility had a long, troubled history and its debt was rated below investment grade. So, Molly Butler, our electric utility analyst, and I flew to Tucson and spent an entire day with TEP's top executives and division heads. We discussed their history, current position and future plans as well as challenged and questioned many of their projections and assumptions. At the end of the day, we were satisfied that their management team had a clear vision and a realistic plan for the future.

Q: How is TEP doing today?

RAFAEL: Since then, the rating agencies have raised TEP's credit rating and the bonds have seen a significant increase in value. Of course, the ratings can change again in the future. However, the bonds are still offering above-market yields for our shareholders, because we were able to purchase the securities when they were unpopular. We have an excellent relationship with management and they often call Ms. Butler to discuss the latest releases of information.

THANK YOU, RAFAEL.


FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Highlights

                                                                                     CLASS A
                                                  -----------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                     OCTOBER 31, 1999                     YEAR ENDED APRIL 30,
                                                  -----------------------    --------------------------------------------
                                                        (UNAUDITED)***        1999            1998             1997
                                                   ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $    12.31        $       12.25       $     11.90      $    11.83
                                                   -----------------------------------------------------------------
Income from investment operations:

 Net investment income ........................           .33                  .67               .69             .71
 Net realized and unrealized (losses) .........          (.79)                 .06               .35             .07
                                                   -----------------------------------------------------------------

Total from investment operations ..............          (.46)                 .73              1.04             .78
                                                   -----------------------------------------------------------------
Less distributions from:

 Net investment income ........................          (.33)                (.67)             (.69)           (.71)
 Net realized gains ...........................          (.01)                  --                --              --
                                                   -----------------------------------------------------------------


Total distributions ...........................          (.34)                (.67)             (.69)           (.71)
                                                   -----------------------------------------------------------------

Net asset value, end of period ................    $    11.51        $       12.31       $     12.25      $    11.90
                                                   =================================================================


Total Return* .................................         (3.82)%               6.10%             8.92%           6.81%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $6,800,173        $   7,170,226       $ 7,022,961      $   6,905,488
Ratios to average net assets:
 Expenses .....................................           .60%**               .60%              .59%            .58%
 Net investment income ........................          5.52%**              5.41%             5.70%           6.00%
Portfolio turnover rate .......................         10.89%                9.90%            14.54%          16.43%



                                                             CLASS A
                                                  -------------------------------
                                                      YEAR ENDED APRIL 30,
                                                  -------------------------------
                                                      1996              1995
                                                  -------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........   $      11.73      $       11.81
                                                  -------------------------------
Income from investment operations:

 Net investment income ........................            .74                .75
 Net realized and unrealized (losses) .........            .10               (.05)
                                                  -------------------------------

Total from investment operations ..............            .84                .70
                                                  -------------------------------
Less distributions from:
 Net investment income ........................           (.74)              (.78)
 Net realized gains ...........................             --                 --
                                                  -------------------------------

Total distributions ...........................           (.74)              (.78)
                                                  -------------------------------

Net asset value, end of period ................     $    11.83      $       11.73
                                                  -------------------------------


Total Return* .................................           7.33%              6.21%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............     $7,012,601      $   6,886,941
Ratios to average net assets:
 Expenses .....................................            .57%               .59%
 Net investment income ........................           6.20%              6.47%
Portfolio turnover rate .......................          25.10%             19.88%

*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. **Annualized.
***Based on average shares outstanding.




FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Highlights (continued)


                                                                                          CLASS B
                                                                       ------------------------------------------
                                                                         SIX MONTHS ENDED
                                                                         OCTOBER 31, 1999           YEAR ENDED
                                                                            (UNAUDITED)***       APRIL 30, 1999(1)
                                                                       ------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ................................               $12.30         $12.39
                                                                                   ------------------------
Income from investment operations:

 Net investment income ..............................................                  .30            .23
 Net realized and unrealized (losses) ...............................                 (.79)          (.11)
                                                                                   ------------------------
Total from investment operations ....................................                 (.49)           .12
Less distributions from:                                                           ------------------------
 Net investment income ..............................................                 (.30)          (.21)
 Net realized gains .................................................                 (.01)            --

                                                                                   ------------------------
Total distributions .................................................                 (.31)          (.21)
                                                                                   ------------------------
Net asset value, end of period ......................................               $11.50         $12.30
                                                                                   ========================



Total Return* .......................................................               (4.10)%          0.96%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................................             $55,723        $27,988
Ratios to average net assets:
 Expenses ...........................................................                1.18%**        1.17%**
 Net investment income ..............................................                4.96%**        4.86%**
Portfolio turnover rate .............................................               10.89%          9.90%

*Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
**Annualized.
***Based on average shares outstanding.

(1)For the period January 1, 1999 (effective date) to April 30, 1999.


FRANKLIN FEDERAL TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

                                                                                CLASS C
                                                    ---------------------------------------------------------------------
                                                      SIX MONTHS ENDED                YEAR ENDED APRIL 30,
                                                      OCTOBER 31, 1999    ----------------------------------------
                                                       (UNAUDITED)***       1999       1998       1997     1996(2)
                                                       --------------       ----       ----       ----     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............            $12.31       $12.24      $11.90     $11.82     $11.73
                                                       -----------------------------------------------------------
Income from investment operations:
 Net investment income ..........................               .30          .60         .63        .66        .68
 Net realized and unrealized gains (losses) .....              (.80)         .07         .33        .06        .09
                                                       -----------------------------------------------------------
Total from investment operations ................              (.50)         .67         .96        .72        .77
Less distributions from:                               -----------------------------------------------------------
 Net investment income ..........................              (.30)        (.60)       (.62)      (.64)      (.68)
 Net realized gains .............................              (.01)          --          --         --         --
                                                       -----------------------------------------------------------
Total distributions .............................              (.31)        (.60)       (.62)      (.64)      (.68)
                                                       -----------------------------------------------------------
Net asset value, end of period ..................            $11.50       $12.31      $12.24     $11.90     $11.82
                                                       ===========================================================

Total Return* ...................................             (4.18)%       5.58%       8.22%      6.28%      6.68%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............          $210,665     $212,474    $135,195    $71,944    $34,110
Ratios to average net assets:
 Expenses .......................................              1.18%**      1.17%       1.17%      1.16%      1.15%
 Net investment income ..........................              4.94%**      4.83%       5.12%      5.42%      5.68%
Portfolio turnover rate .........................             10.89%        9.90%      14.54%     16.43%     25.10%


*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. **Annualized.
***Based on average shares outstanding.
(2)The Fund paid a dividend to shareholders of record on the beginning of business, May 1, 1995 in the amount of $0.062 per share. The net asset value per share at the beginning of the period includes this dividend.



                       See notes to financial statements.


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED)

                                                                                                            PRINCIPAL
                                                                                                             AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 97.4%
BONDS 94.8%
ALABAMA 1.7%
Alabama HFA, SFMR, Series D-2, GNMA Secured, FNMA Insured, 5.75%, 10/01/23 .............................  $  5,245,000  $  5,008,923
Alabama State Docks Department Docks Facilities Revenue, Refunding, MBIA Insured, 5.50%, 10/01/22 ......    13,000,000    12,226,240
Alabama Water Pollution Control Authority Revolving Fund Loan, Series B, Pre-Refunded, 7.75%, 8/15/12 ..     5,690,000     5,862,692
Anniston Regional Medical Center Board, Series A, AMBAC Insured, 5.125%, 6/01/28 .......................     7,000,000     6,098,680
Citronelle IDB, PCR, Stauffer Chemical Project, Series 1982, 8.00%, 12/01/12 ...........................     1,000,000     1,032,430
Courtland IDB,
    PCR, Champion International Corp. Project, Refunding, 6.15%, 6/01/19 ...............................     5,000,000     4,921,500
    Solid Waste Disposal Revenue, Champion International Corp. Project, Refunding, 6.00%, 8/01/29 ......    12,000,000    11,080,320
Courtland IDBR,
   Champion International Corp., Refunding, Series A, 7.20%, 12/01/13 ..................................    12,000,000    12,792,600
(b)Solid Waste Disposal, Champion International Corp. Project, Refunding, Series A, 6.70%, 11/01/29 ....     4,000,000     4,016,320
Fairfield IDB, Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%, 9/01/14 .........     1,445,000     1,323,707
Jefferson County Sewer Revenue,
    Capital Improvement wts., Series A, FGIC Insured, 5.375%, 2/01/36 ..................................     9,700,000     8,663,846
    wts., Refunding, Series A, FGIC Insured, 5.625%, 2/01/22 ...........................................     4,000,000     3,788,560
    wts., Series D, FGIC Insured, 5.75%, 2/01/22 .......................................................    15,995,000    15,335,366
    wts., Series D, FGIC Insured, 5.75%, 2/01/27 .......................................................    19,715,000    18,751,528
Mcintosh IDB, Environmental Improvement Revenue, CIBA Specialty, Refunding, Series C, 5.375%, 6/01/28 ..     5,000,000     4,499,750
Montgomery Medical Clinic Board Health Care Facilities Revenue, Jackson Hospital and Clinic, Refunding,
    AMBAC Insured, 6.00%, 3/01/26 ......................................................................     5,385,000     5,426,518
                                                                                                                         -----------
                                                                                                                         120,828,980
                                                                                                                         -----------

ALASKA 1.8%
Alaska Industrial Development and Export Authority, Revolving Fund, Series A, 7.95%, 4/01/10 ...........     1,775,000     1,827,221
Alaska State HFC,
    Collateralized Home Mortgage, Series A-1, 6.75%, 12/01/32 ..........................................     2,915,000     2,981,345
    Refunding, Series A, MBIA Insured, 6.00%, 12/01/15 .................................................     3,345,000     3,376,042
    Refunding, Series A, MBIA Insured, 5.875%, 12/01/24 ................................................    17,875,000    17,563,439
    Refunding, Series A, MBIA Insured, 5.875%, 12/01/30 ................................................    11,600,000    11,253,276
    Refunding, Series A, MBIA Insured, 6.10%, 12/01/37 .................................................    34,000,000    33,798,720
    Series A, Pre-Refunded, 6.60%, 12/01/23 ............................................................     8,000,000     8,528,720
    Veterans Mortgage Program, MBIA Insured, 6.75%, 12/01/25 ...........................................    18,745,000    19,192,256
Anchorage Parking Authority Revenue, 5th Avenue Garage Lease Project, Refunding,
    6.50%, 12/01/02 ....................................................................................     2,850,000     2,974,545
    6.75%, 12/01/08 ....................................................................................     3,500,000     3,658,305
Valdez Marine Terminal Revenue, BP Pipelines Inc. Project, Refunding, Series A, 5.85%, 8/01/25 .........    25,000,000    23,910,000
                                                                                                                         -----------
                                                                                                                         129,063,869
                                                                                                                         -----------
ARIZONA .9%
Gila County IDAR, Asarco Inc., Refunding, 5.55%, 1/01/27 ...............................................     3,340,000     2,789,702
Maricopa County IDA,
    Health Facilities Revenue, Catholic Healthcare West Project, Refunding, Series A, 5.00%, 7/01/16 ...    23,000,000    18,612,060
    Hospital Facility Revenue, Mayo Clinic Hospital, 5.25%, 11/15/37 ...................................    20,000,000    17,417,200
Mesa IDAR, Discovery Health System, Series A, MBIA Insured, 5.75%, 1/01/25 .............................    22,500,000    21,687,525
Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series B, FSA Insured, 5.00%, 7/01/25 ....     7,000,000     6,072,290
                                                                                                                         -----------
                                                                                                                          66,578,777
                                                                                                                         -----------





FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED)

                                                                                                            PRINCIPAL
                                                                                                             AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
ARKANSAS 1.6%
Arkansas GO, Waste Disposal and Pollution, Refunding, Series B, 6.25%, 7/01/20 ........................  $   130,000    $   131,954
Arkansas State Development Finance Authority HMR, Series B-1, GNMA Secured, FNMA Insured, 5.80%,
  1/01/23 .............................................................................................      460,000        440,215
Arkansas State Development Finance Authority Revenue, White River Medical Center Project,
   5.55%, 6/01/19 .....................................................................................    1,000,000        883,470
   5.60%, 6/01/24 .....................................................................................    1,200,000      1,039,332
Arkansas State Development Finance Authority SFMR, MBS Program,
   Series B, 6.10%, 1/01/29 ...........................................................................      960,000        950,861
   Series D, 6.85%, 1/01/27 ...........................................................................       95,000         97,952
   Series D-A, 5.375%, 7/01/30 ........................................................................      560,000        501,105
Arkansas State Development Finance Authority Wastewater System Revenue, Revolving Loan Fund, Series A,
 5.85%, 12/01/19 ......................................................................................    1,000,000        992,940
Arkansas State Student Loan Authority Revenue, Refunding, Sub Series B,
   6.25%, 6/01/10 .....................................................................................      500,000        516,540
   5.60%, 6/01/14 .....................................................................................      325,000        314,613
Arkansas State Water Resources Development,
   Series A, 5.70%, 7/01/26 ...........................................................................      560,000        559,188
   Series B, 5.75%, 7/01/25 ...........................................................................      300,000        298,380
Blytheville Solid Waste Recycling and Sewage Treatment Revenue, Nucor Corp. Project, 6.375%, 1/01/23 ..      100,000        102,211
Camden Environmental Improvement Revenue, International Paper Co. Project, Series A, 7.625%, 11/01/18 .      250,000        277,088
Conway Public Facilities Board, Capital Improvement Revenue, Hendrix College Project, 6.00%, 10/01/26 .      500,000        488,875
Conway Sales and Use Tax Revenue, Capital Improvement, Series A, FSA Insured, 5.35%, 12/01/17 .........    1,970,000      1,886,314
Desha County Residential Housing Facilities Board SFMR, Refunding, 7.50%, 4/01/11 .....................    1,660,000      1,709,800
Fort Smith Water and Sewer Revenue, Refunding and Construction, MBIA Insured, 6.00%, 10/01/12 .........      130,000        136,339
Fouke School District No. 15 GO, Refunding and Construction, MBIA Insured, Pre-Refunded, 6.60%, 4/01/19      130,000        139,890
Greenland School District No. 95, Washington County, Refunding and Construction, MBIA Insured,
 6.50%, 5/01/13 .......................................................................................      115,000        116,196
Gurdon PCR, International Paper Co. Project, Refunding, Series A, 5.375%, 3/01/20 .....................    2,160,000      1,925,726
Jefferson County PCR,
   Arkansas Power and Light Co. Project, Refunding, 6.30%, 6/01/18 ....................................    1,865,000      1,868,861
   Entergy Arkansas Inc. Project, Refunding, 5.60%, 10/01/17 ..........................................    7,900,000      7,302,760
Jonesboro City Water and Light Plant Public Utilities System Revenue,
   MBIA Insured, 5.40%, 11/15/13 ......................................................................      100,000         99,415
   Refunding, AMBAC Insured, 5.25%, 12/01/13 ..........................................................      200,000        195,902
Jonesboro Residential Housing and Health Care Facilities Board Hospital Revenue,
 St. Bernard's Regional Medical Center, Refunding, Series B, AMBAC Insured, 5.90%, 7/01/16 ............      450,000        455,432
Little River County Revenue, Georgia-Pacific Corp. Project, Refunding, 5.60%, 10/01/26 ................   16,000,000     14,161,280
Little Rock GO, Capital Improvement, Refunding, 6.30%, 2/01/09 ........................................      140,000        140,554
Little Rock Municipal Airport Revenue, Refunding, MBIA Insured, 6.00%, 11/01/14 .......................      130,000        132,094
Little Rock School District GO, Refunding,
   6.25%, 12/01/07 ....................................................................................      120,000        120,164
   FSA Insured, 5.60%, 1/01/20 ........................................................................      100,000         96,481
Little Rock Waste Disposal Revenue, 5.80%, 5/01/16 ....................................................      440,000        438,152
North Little Rock Health Facilities Board Health Care Revenue, Baptist Health Facility,
 Series A, MBIA Insured, 5.50%, 12/01/21 ..............................................................      800,000        764,544
Paragould Hospital Revenue, 6.375%, 10/01/17 ..........................................................      400,000        398,072
Pine Bluff Environmental Improvement Revenue, International Paper Co. Project, Series B, 5.55%,
 11/01/22 .............................................................................................      500,000        443,710



FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)

                                                                                                           PRINCIPAL
                                                                                                            AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
ARKANSAS (CONT.)
 Pope County PCR,
    Arkansas Power and Light Co. Project, Refunding, 6.30%, 11/01/20 ..................................  $60,500,000   $ 60,515,730
    Power and Light Co. Project, Refunding, 6.30%, 12/01/16 ...........................................    2,600,000      2,629,068
 Pulaski County Health Facilities Board Revenue,
    Catholic Health Initiatives, Series A, 5.00%, 12/01/28 ............................................    1,500,000      1,226,025
    Nazareth Sisters of Charity, St. Vincent's Infirmary, Refunding, MBIA Insured, ETM, 6.05%,
     11/01/09 .........................................................................................      125,000        133,804
 Pulaski County Public Facilities Board,
    College Projects, Refunding, Series A, GNMA Secured, 5.55%, 6/20/27 ...............................    1,300,000      1,206,595
    Refunding, Series A, GNMA Secured, 5.45%, 12/20/18 .................................................   1,000,000        943,260
 Pulaski County Public Facilities Board MFR, South Oaks Apartments, Refunding, Series A, GNMA Secured,
  6.50%, 10/20/29 .....................................................................................      600,000        615,828
 Saline County Hospital Revenue, Refunding, Connie Lee Insured, 6.00%, 9/01/19 ........................      700,000        703,836
 Saline County Retirement Housing and Healthcare Facilities Board Revenue, Refunding, AMBAC Insured,
  5.80%, 6/01/11 ......................................................................................      195,000        201,378
 Sebastian County Community Junior College District GO, Refunding and Improvement, AMBAC Insured,
  5.60%, 4/01/17 ......................................................................................      600,000        587,562
 Texarkana Public Facilities Board Waterworks Facilities Revenue, Refunding, FGIC Insured, 5.40%,
  9/01/15..............................................................................................      200,000        195,206
 University of Central Arkansas Academic Facilities Revenue,
    Series B, AMBAC Insured, 5.875%, 4/01/16 ..........................................................      250,000        253,543
    Series C, AMBAC Insured, 6.00%, 4/01/21 ...........................................................    1,000,000      1,012,440
 University of Central Arkansas Athletic Facilities Revenue, Series C, AMBAC Insured,
    6.00%, 4/01/21 ....................................................................................    1,000,000      1,012,440
    6.125%, 4/01/26 ...................................................................................    1,200,000      1,220,808
 University of Central Arkansas Housing System Revenue, Refunding, Series A, AMBAC Insured, 6.00%,
  4/01/21..............................................................................................    1,000,000      1,012,440
 University of Southern Arkansas Revenues, Student Fees, MBIA Insured, 6.00%, 10/01/13 ................      125,000        125,618
                                                                                                                        -----------
                                                                                                                        113,721,991
                                                                                                                        -----------
 CALIFORNIA 4.3%
 Alhambra COP, Clubhouse Facility Project, 11.25%,
    1/01/08 ...........................................................................................      410,000        416,613
    1/01/09 ...........................................................................................      455,000        462,230
    1/01/10 ...........................................................................................      500,000        507,905
 Burbank RDA, Tax Allocation, Refunding, Series A, 6.25%, 12/01/24 ....................................    5,245,000      5,205,295
 California Educational Facilities Authority Revenue,
    National University, Connie Lee Insured, 6.00%, 5/01/09 ...........................................    3,580,000      3,784,561
    Pooled College and University Projects, Series B, 6.00%, 12/01/20 .................................    6,025,000      5,856,360
 California Health Facilities Financing Authority Revenue, St. Francis Medical Center, Refunding,
  Series H, AMBAC Insured, 6.30%, 10/01/15 ............................................................    2,800,000      2,964,024
 California State GO,
    5.90%, 5/01/08 ....................................................................................      235,000        249,431
    6.00%, 5/01/18 ....................................................................................      535,000        541,297
    5.90%, 4/01/23 ....................................................................................    1,200,000      1,201,020
    FGIC Insured, 6.00%, 5/01/20 ......................................................................      850,000        857,259
    Veterans Bonds, Series BC, 6.00%, 2/01/10 .........................................................    1,000,000      1,003,680
    Veterans Bonds, Series BD, BE, and BF, 6.55%, 2/01/25 .............................................    7,840,000      7,869,086


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
CALIFORNIA (CONT.)
 California State Public Works Board Lease Revenue, University of California,
  Various Projects, Series A,  Pre-Refunded, 6.375%,
    10/01/14 .................................................................................    $ 4,000,000    $ 4,396,880
    10/01/19 .................................................................................      2,000,000      2,198,440
 California Statewide CDA Revenue, COP, Sutter Health Obligated Group,
    MBIA Insured, 6.00%, 8/15/25 .............................................................     14,750,000     14,802,953
 Chino USD, COP, Refunding, FSA Insured, 5.90%, 9/01/15 ......................................      8,240,000      8,430,838
 Commerce Refuse to Energy Authority Revenue, Refunding, Series 1994, 8.75%, 7/01/10 .........      1,000,000      1,118,930
 Foothill/Eastern Corridor Agency Toll Road Revenue,
    Capital Appreciation, Refunding, MBIA Insured, 5.75%, 1/15/40 ............................     20,000,000     18,154,400
    senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ......................................     59,240,000     65,579,865
 Forty-Niner Shops Inc. Auxiliary Organization, California State Long Beach Project,
  Pre-Refunded, 6.875%,
    4/01/07 ..................................................................................      1,090,000      1,174,039
    4/01/12 ..................................................................................      1,565,000      1,685,662
 Los Angeles CRDA, Housing Revenue, Refunding, Series A, AMBAC Insured, 6.55%, 1/01/27 .......      3,180,000      3,303,161
 Los Angeles Department of Water and Power Electric Plant Revenue, Refunding, MBIA Insured,
     6.00%, 2/01/28 ..........................................................................      3,000,000      3,022,500
 Los Angeles Regional Airports Improvement Corp. Lease Revenue, Facilities Sub-Lease,
  International Airport,  Refunding, 6.35%, 11/01/25 .........................................     18,500,000     18,153,865
 United Airlines, International Airport, Refunding, 6.875%, 11/15/12 ........................      8,400,000      8,808,072
 Metropolitan Water District Revenue, Southern California Waterworks, Series A, 5.00%,
     7/01/26 .................................................................................     26,420,000     22,893,458
 Pomona PFA, Revenue, Series Q, MBIA Insured, 5.90%, 12/01/25 ................................      4,000,000      4,002,320
 San Francisco City and County RDA, Lease Revenue, George R. Moscone Center, FSA Insured,
     6.75%, 7/01/24 ..........................................................................      7,075,000      7,607,040
 San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
    Redevelopment Projects, Pre-Refunded, 6.50%, 8/01/22 .....................................     12,680,000     14,047,918
 San Francisco City and County Sewer Revenue, Series A, FGIC Insured, 5.90%, 10/01/20 ........     10,380,000     10,410,102
 San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien,
     5.00%, 1/01/33 ..........................................................................      5,000,000      4,135,500
     Pre-Refunded, 7.00%, 1/01/30 ............................................................     16,785,000     18,408,613
 University of California Revenues, Research Facilities, Series B, Pre-Refunded,
    6.55%, 9/01/24 ...........................................................................     11,780,000     12,909,938
    U.C. Davis Medical Center, AMBAC Insured, 5.75%, 7/01/24 .................................     25,000,000     24,545,500
 Windsor RDAR, Tax Allocation, Windsor Project, 7.00%, 9/01/24 ...............................      2,405,000      2,499,661
                                                                                                                 -----------
                                                                                                                 303,208,416
                                                                                                                 -----------
 COLORADO 4.6%
 Colorado Health Facilities Authority Revenue,
   Catholic Health Initiatives, Series A,
   5.00%, 12/01/28 ...........................................................................      3,035,000      2,446,817
   Kaiser Permanente, Series A, 5.35%, 11/01/16 ................................................   13,250,000     12,155,153
   Kaiser Permanente, Series B, 5.35%, 8/01/15 .................................................   20,200,000     18,697,928
 Colorado HFA, GO, Series A, 7.50%, 5/01/29 ..................................................      1,595,000      1,645,641
 Colorado Public Highway Authority Revenue, Highway E-470, Refunding, Senior Series A,
  MBIA Insured, 5.00%, 9/01/21 ...............................................................     12,715,000     11,080,232
 Denver City and County Airport Revenue, Refunding, Series E, MBIA Insured, 5.25%,
  11/15/23 ...................................................................................      3,420,000      3,067,672
    Series A, 8.875%, 11/15/12 ...............................................................     12,130,000     13,252,146
    Series A, 7.50%, 11/15/23 ................................................................     13,590,000     14,727,483
    Series A, 8.50%, 11/15/23 ................................................................     72,960,000     76,885,248
    Series A, 8.00%, 11/15/25 ................................................................      1,480,000      1,552,254



FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)


                                                                                               PRINCIPAL
                                                                                                 AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
COLORADO (CONT.)
Denver City and County Airport Revenue, (cont.)
    Series A, 8.00%, 11/15/25 ............................................................    $20,305,000   $ 21,292,229
    Series A, Pre-Refunded, 7.50%, 11/15/12 ..............................................     11,200,000     12,365,136
    Series A, Pre-Refunded, 8.875%, 11/15/12 .............................................      4,515,000      4,989,210
    Series A, Pre-Refunded, 7.50%, 11/15/23 ..............................................      2,930,000      3,323,294
    Series A, Pre-Refunded, 8.50%, 11/15/23 ..............................................      6,985,000      7,430,364
    Series A, Pre-Refunded, 7.25%, 11/15/25 ..............................................      8,060,000      8,841,901
    Series A, Pre-Refunded, 7.25%, 11/15/25 ..............................................     16,465,000     18,062,270
    Series A, Pre-Refunded, 8.00%, 11/15/25 ..............................................        520,000        556,332
    Series A, Pre-Refunded, 8.00%, 11/15/25 ..............................................      2,020,000      2,138,675
    Series B, 7.25%, 11/15/23 ............................................................      2,120,000      2,247,878
    Series B, Pre-Refunded, 7.25%, 11/15/23 ..............................................        530,000        579,041
    Series D, 7.75%, 11/15/21 ............................................................      8,950,000      9,488,880
    Series D, 7.00%, 11/15/25 ............................................................      7,835,000      8,044,351
    Series D, Pre-Refunded, 7.75%, 11/15/21 ..............................................      2,510,000      2,719,284
Denver City and County Special Facilities Airport Revenue, United Airlines Inc.
  Project, Series A, 6.875%, 10/01/32 ....................................................     47,980,000     48,025,101
Littleton MFHR, Riverpointe I, Refunding, Series A, FSA Insured, 5.95%, 4/01/29 ..........     11,400,000     11,197,422
University of Colorado Hospital Authority Revenue, Series A, AMBAC Insured,
  5.00%, 11/15/29 ........................................................................     11,000,000      9,276,410
                                                                                                             -----------
                                                                                                             326,088,352
                                                                                                             -----------
CONNECTICUT
Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA Secured,
  5.80%, 8/20/39 .........................................................................      2,870,000      2,684,856
                                                                                                             -----------
DELAWARE
Delaware State EDA Revenue, Water Development, Wilmington, Refunding, Series B, 6.45%,
  12/01/07 ...............................................................................      1,160,000      1,249,042
Delaware State Housing Authority MFMR, Refunding, Series D, 6.75%, 7/01/06 ...............      2,000,000      2,111,680
                                                                                                              ----------
                                                                                                               3,360,722
                                                                                                              ----------
FLORIDA 1.9%
Bay County Resource Recovery Revenue,
    Series A, MBIA Insured, Pre-Refunded, 6.50%, 7/01/07 .................................      2,100,000      2,250,150
    Series B, MBIA Insured, Pre-Refunded, 6.50%, 7/01/07 .................................     11,020,000     11,807,930
Broward County Resource Recovery Revenue, Broward Waste Energy Co., LP,
  North Project, Series 1984,  7.95%, 12/01/08 ...........................................     38,940,000     40,194,257
Callaway/Bay County Wastewater Systems Revenue, Series A, FGIC Insured,
  6.00%, 9/01/26 .........................................................................      1,000,000      1,004,660
(b) Escambia County Health Facilities Authority Revenue, Ascension Health Credit,
   Refunding, Series A-2, AMBAC Insured, 5.75%, 11/15/29 .................................     14,000,000     13,515,180
Florida State Board of Education Capital Outlay,
  Public Education, Refunding, Series 1992, 6.40%, 6/01/19 ...............................     22,475,000     23,379,619
  (b) Public Education, Refunding, Series D, 5.75%, 6/01/22 ..............................     10,000,000      9,573,400
  (b) Public Education, Refunding, Series D, 6.00%, 6/01/23 ..............................      7,500,000      7,623,225
Manatee County IDR, Manatee Hospital and Health System Inc.,
 Pre-Refunded, 9.25%, 3/01/21 ............................................................      6,500,000      7,038,395
St. Augustine Water and Sewer Revenue, Refunding, Series A, MBIA Insured, 6.20%,
    10/01/00..............................................................................        840,000        857,245
    10/01/01 .............................................................................        890,000        923,153
    10/01/02 .............................................................................        940,000        987,028
    10/01/03 .............................................................................      1,005,000      1,065,602



FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)


                                                                                     PRINCIPAL
                                                                                       AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
FLORIDA (CONT.)
St. Augustine Water and Sewer Revenue, Refunding, Series A, MBIA Insured,
   6.20%, (cont.)
   10/01/04 ...................................................................    $  1,065,000    $  1,139,092
   10/01/05 ...................................................................       1,130,000       1,215,937
   10/01/06 ...................................................................       1,200,000       1,300,692
   10/01/07 ...................................................................       1,275,000       1,377,574
   10/01/08 ...................................................................       1,355,000       1,456,774
   10/01/12 ...................................................................       6,300,000       6,729,282
                                                                                                  -------------
                                                                                                    133,439,195
                                                                                                  -------------
GEORGIA 1.2%
Burke County Development Authority PCR,
   Georgia Power Co. Plant Vogtle, 1st Series, 5.40%, 5/01/34 .................      17,705,000      15,675,653
   Georgia Power Co. Plant Vogtle, 7th Series, MBIA Insured, 6.625%,
    10/01/24 ..................................................................       8,025,000       8,201,470
   Georgia Power Co. Plant Vogtle, Refunding, 2nd Series, AMBAC Insured, 5.25%,
    5/01/34 ...................................................................      14,000,000      12,330,920
Fulton County Development Authority Special Facilities Revenue,
    Delta Airlines Inc. Project, Refunding,
   6.85%, 11/01/07 ............................................................       3,400,000       3,548,410
   6.95%, 11/01/12 ............................................................       5,500,000       5,753,440
Gainesville and Hall County Hospital Authority Revenue, Anticipation
    Certificates, Northeast Georgia Health Care Project, Refunding,
    MBIA Insured, 6.00%, 10/01/25 .............................................       7,975,000       8,034,334
Georgia Municipal Electric Authority Power Revenue,
   Series B, 6.375%, 1/01/16 ..................................................      14,000,000      14,272,160
   Series EE, 6.40%, 1/01/23 ..................................................       6,325,000       6,642,072
Georgia State HFAR, Homeownership Opportunity Program, Series C, 6.60%,
    12/01/23 ..................................................................       3,400,000       3,498,430
Monroe County Development Authority PCR, Georgia Power Co., AMBAC
    Insured, 6.25%, 7/01/19 ...................................................       4,300,000       4,391,633
                                                                                                  -------------
                                                                                                     82,348,522
                                                                                                  -------------

HAWAII 1.8%
Hawaii State Airports System Revenue,
   FGIC Insured, 7.00%, 7/01/20 ...............................................       1,000,000       1,058,240
   Refunding, Third Series 1994, AMBAC Insured, 5.75%, 7/01/09 ................         300,000         308,655
   Second Series, 7.00%, 7/01/07 ..............................................      12,000,000      12,681,000
   Second Series, 6.90%, 7/01/12 ..............................................         500,000         551,160
   Second Series 1990, FGIC Insured, 7.50%, 7/01/20 ...........................          60,000          62,275
   Second Series 1991, 7.00%, 7/01/18 .........................................       4,350,000       4,546,142
   Second Series 1991, MBIA Insured, 6.75%, 7/01/21 ...........................         200,000         209,474
   Second Series 1992, MBIA Insured, 6.90%, 7/01/12 ...........................         400,000         442,832
Hawaii State Department of Budget and Finance Special Purpose
   Mortgage Revenue,
   Hawaiian Electric Co. and Subsidiaries, MBIA Insured, 6.55%, 12/01/22 ......       3,425,000       3,602,244
   Hawaiian Electric Co. Project, Series A, 7.35%, 1/01/20 ....................       1,000,000       1,022,830
   Hawaiian Electric Co., Series A, MBIA Insured, 6.60%, 1/01/25 ..............       1,950,000       2,044,049
   Kaiser Permanente, Refunding, Series A, 6.25%, 3/01/21 .....................       1,000,000         994,070
   Kapiolani Health Care System, Refunding, 6.40%, 7/01/13 ....................         600,000         620,316
   Kapiolani Health Care System, Refunding, 6.00%, 7/01/19 ....................       2,725,000       2,648,237
   St. Francis Medical Centers, Refunding, FSA Insured, 6.50%, 7/01/22 ........       1,100,000       1,149,731
   Wahiawa General Hospital Project, 7.50%, 7/01/12 ...........................         945,000         990,190



FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)


                                                                                 PRINCIPAL
                                                                                  AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
HAWAII (CONT.)
Hawaii State Department of Budget and Finance Special Purpose
 Revenue, (cont.)
   6.00%, 7/01/11 ........................................................    $ 1,000,000    $ 1,012,020
   6.20%, 7/01/16 ........................................................      2,000,000      2,006,440
   Hawaiian Electric Co. Project, Series A, MBIA Insured, 5.65%, 10/01/27      20,000,000     18,647,400
   Hawaiian Electric Co. Project, Series B, MBIA Insured, 5.875%, 12/01/26        500,000        484,510
   Kaiser Permanente, Series A, 5.15%, 3/01/15 ...........................      4,000,000      3,591,600
   Kapiolani Health Obligation, 6.25%, 7/01/21 ...........................      7,350,000      7,246,365
   Queens Health System, Refunding, Series A, 6.05%, 7/01/16 .............      1,000,000        999,900
   Queens Health System, Refunding, Series A, 6.00%, 7/01/20 .............        120,000        116,941
   Queens Health System, Refunding, Series A, 5.75%, 7/01/26 .............      7,000,000      6,496,630
   Queens Health System, Series B, MBIA Insured, 5.25%, 7/01/23 ..........      5,500,000      4,911,775
   Queens Health System, Series B, MBIA Insured, 5.00%, 7/01/28 ..........      3,250,000      2,718,658
   Wilcox Memorial Hospital Projects, 5.25%, 7/01/13 .....................        600,000        536,718
   Wilcox Memorial Hospital Projects, 5.35%, 7/01/18 .....................      2,040,000      1,735,428
   Wilcox Memorial Hospital Projects, 5.50%, 7/01/28 .....................      2,410,000      2,008,928
Hawaii State Department of Transportation Special Facilities Revenue,
    Matson Terminals Inc., Refunding,  5.75%, 3/01/13 ....................         75,000         73,626
Hawaii State GO,
   Series BW, 6.375%, 3/01/11 ............................................        100,000        107,820
   Series CA, 6.00%, 1/01/09 .............................................        100,000        105,391
   Series CT, FSA Insured, 5.875%, 9/01/19 ...............................      5,000,000      4,956,200
Hawaii State Harbor Capital Improvement Revenue,
   Refunding, Series 1994, FGIC Insured, 6.25%, 7/01/15 ..................      1,000,000      1,027,250
   Refunding, Series 1994, FGIC Insured, 6.375%, 7/01/24 .................        500,000        511,220
   Series 1990, MBIA Insured, 7.25%, 7/01/10 .............................         70,000         72,720
   Series 1990, MBIA Insured, 7.00%, 7/01/17 .............................         80,000         82,921
   Series 1992, FGIC Insured, 6.50%, 7/01/19 .............................        200,000        209,042
Hawaii State Housing Finance and Development Corp. Revenue, Affordable
 Rental Housing Program, Series A,
   6.00%, 7/01/15 ........................................................      1,000,000      1,006,610
   6.05%, 7/01/22 ........................................................        750,000        752,708
   6.10%, 7/01/30 ........................................................        235,000        235,846
Hawaii State Housing Finance and Development Corp. SFM Purchase Revenue,
   Series A, 7.10%, 7/01/24 ..............................................      3,815,000      3,940,590
   Series A, 6.00%, 7/01/26 ..............................................        255,000        249,339
   Series A, FNMA Insured, 5.75%, 7/01/30 ................................      2,500,000      2,352,725
   Series B, 7.00%, 7/01/31 ..............................................      8,055,000      8,369,870
Hawaii State SFMR, HFC,
   Series A, 7.00%, 7/01/11 ..............................................        230,000        239,028
   Series B, 6.90%, 7/01/16 ..............................................        245,000        254,273
Honolulu City and County GO,
   Refunding, Series 1992, 6.00%, 12/01/14 ...............................        150,000        155,736
   Series C, FGIC Insured, 5.00%, 7/01/20 ................................      6,250,000      5,434,875
Honolulu City and County MFHR, Waipahu Towers Project, Series A, 6.90%,
 6/20/35 .................................................................      1,205,000      1,240,873
Honolulu City and County Wastewater System Revenue, 2nd Bond Resolution,
 Junior Series, FGIC Insured,  5.00%, 7/01/23 ............................     10,000,000      8,564,200
Honolulu City and County Water Supply Board Water System Revenue,
 5.80%, 7/01/21 ..........................................................      1,785,000      1,756,743
Kauai County GO, Refunding, Series C, AMBAC Insured, 5.95%, 8/01/10 ......        220,000        231,763



FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)


                                                                                    PRINCIPAL
                                                                                     AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
HAWAII (CONT.)
Maui County GO,
    6.05%, 9/01/07 ...........................................................    $     30,000    $     30,685
    6.10%, 9/01/08 ...........................................................         170,000         173,840
    Series C, FGIC Insured, 5.20%, 3/01/17 ...................................         575,000         527,551
                                                                                                  ------------
                                                                                                   128,108,203
                                                                                                  ------------
 IDAHO .5%
 Idaho Housing Agency Revenue, Refunding, Series D-1, 6.45%, 7/01/19..........       2,000,000       2,048,620
 Idaho Housing Agency SFMR, Senior Bond, Series B-1, FGIC Insured,
    7.85%, 7/01/09 ...........................................................         480,000         487,421
    7.90%, 1/01/21 ...........................................................         730,000         743,111
 Power County Industrial Development Corp. Solid Waste Disposal Revenue, FMC
  Corp. Project, 6.45%, 8/01/32 ..............................................      33,750,000      32,373,338
 Power County PCR, FMC Corp. Project, Refunding, 5.625%, 10/01/14 ............       2,200,000       2,055,614
                                                                                                  ------------
                                                                                                    37,708,104
                                                                                                  ------------
 ILLINOIS 7.0%
  Bryant PCR, Central Illinois Light Co. Project, Refunding,
    Series A, AMBAC Insured, 6.50%, 2/01/18 ..................................       7,200,000       7,246,656
    Series C, 6.50%, 1/01/10 .................................................       5,000,000       5,177,750
 Champaign County GO, FGIC Insured, 5.40%, 1/01/29 ...........................       5,660,000       5,052,286
 Chicago Board of Education GO, Chicago School Reform, MBIA Insured, 6.00%,
     12/01/16 ................................................................       9,700,000       9,753,350
 Chicago COP, AMBAC Insured, 7.75%, 7/15/11 ..................................      19,000,000      21,087,150
 Chicago Gas Supply Revenue, The Peoples Gas Light, Refunding,
  Series A, 6.10%, 6/01/25 ...................................................      12,000,000      12,071,520
 Chicago GO,
    FGIC Insured, 5.25%, 1/01/27 .............................................       5,690,000       4,970,272
    Lakefront Millennium Parking Facilities, MBIA Insured, 5.75%, 1/01/23 ....       8,955,000       8,589,546
    Lakefront Millennium Parking Facilities, MBIA Insured, 5.125%, 1/01/28 ...      26,345,000      22,531,298
 Chicago O'Hare International Airport Special Facilities Revenue,
    American Airlines Inc. Project, 8.20%, 12/01/24 ..........................      11,720,000      13,160,505
    United Airlines Inc. Project, 8.45%, 5/01/07 .............................       4,300,000       4,450,715
    United Airlines Inc. Project, 8.50%, 5/01/18 .............................      12,305,000      12,745,396
 Chicago SFMR, Collateralized, Series A, GNMA Secured, FNMA Insured,
     7.25%, 9/01/28 ..........................................................       3,195,000       3,409,289
 Chicago Wastewater Transmission Revenue, Refunding, FGIC Insured,
     5.125%, 1/01/25 .........................................................       5,000,000       4,342,000
 Cook County GO,
    Capital Improvement, Refunding, FGIC Insured, 5.90%, 12/01/14 ............      10,000,000      10,277,200
    Refunding, Series A, MBIA Insured, 5.625%, 11/15/22 ......................      20,000,000      18,762,000
 Cook County Tinley Park School District No.140, Refunding, Series A,
     AMBAC Insured, 6.00%, 12/01/15 ..........................................       8,750,000       9,002,263
 Illinois Development Finance Authority Hospital Revenue,
    Adventist Health System, Sunbelt Obligation, 5.65%, 11/15/24 .............       6,030,000       5,169,157
    Adventist Health System, Sunbelt Obligation, 5.50%, 11/15/29 .............      20,000,000      16,800,000
    Sisters of St. Francis Health Services, Refunding, MBIA Insured,
     5.375%, 11/01/27 ........................................................       5,000,000       4,510,050
 Illinois Development Finance Authority PCR,
    Central Illinois Public Service Co., Refunding, Series A,
    6.375%, 1/01/28...........................................................      15,200,000      15,579,544
    Commonwealth Edison Co. Project, Refunding, Series 1991, 7.25%, 6/01/11 ..       7,500,000       7,839,975
    Illinois Power Co. Project, Refunding, Series A, 7.375%, 7/01/21 .........      26,550,000      28,611,873
 Illinois Development Finance Authority Revenue, Provena Health, Series A,
     MBIA Insured, 5.50%, 5/15/21 ............................................      13,240,000      12,264,609
 Illinois Educational Facilities Authority Revenue, Midwestern University,
     Series B, MBIA Insured, 5.50%, 5/15/28 ..................................       6,250,000       5,753,688



FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)


                                                                                    PRINCIPAL
                                                                                     AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
ILLINOIS (CONT.)
Illinois HDA,
    MF Program, Lawndale Redevelopment Project, 7.10%, 12/01/34 ..............    $20,000,000    $21,418,400
    MF Program, Refunding, Series A, 7.10%, 7/01/26 ..........................     12,915,000     13,581,543
    MF Program, Series 1, 6.625%, 9/01/12 ....................................     12,000,000     12,347,400
    MF Program, Series 1, 6.75%, 9/01/21 .....................................      7,550,000      7,735,126
    MF Program, Series C, 7.35%, 7/01/11 .....................................      2,265,000      2,332,112
    RMR, Series B, 7.25%, 8/01/17 ............................................      7,065,000      7,294,330
Illinois HDA Revenue, Homeowner Mortgage, Series A-1, 6.85%, 8/01/17 .........      4,140,000      4,321,580
Illinois Health Facilities Authority Revenue,
    Children's Memorial Hospital, Series A, AMBAC Insured, 5.75%, 8/15/25 ....     14,120,000     13,288,614
    Edwards Hospital Project, Pre-Refunded, 7.00%, 2/15/22 ...................      2,000,000      2,144,660
    Loyola University Health Systems, Refunding, Series A, MBIA Insured,
     5.625%, 7/01/18 .........................................................      7,090,000      6,824,054
    Loyola University Health Systems, Series A, MBIA Insured, ETM,
     5.625%, 7/01/18 .........................................................      2,105,000      2,063,153
    Methodist Medical Center, Refunding, MBIA Insured, 5.25%, 11/15/21 .......      2,885,000      2,602,789
    Northwestern Medical Facility Foundation, Refunding, MBIA Insured,
     5.125%, 11/15/28 ........................................................      7,500,000      6,411,375
    South Suburban Hospital, ETM, 7.00%, 2/15/18 .............................      4,200,000      4,676,910
    South Suburban Hospital, Pre-Refunded, 7.00%, 2/15/18 ....................      2,800,000      3,002,524
    Victory Health Services, Series A, 5.75%, 8/15/27 ........................      8,015,000      7,133,190
Illinois State COP, Department of Central Management,
     FSA Insured, Pre-Refunded, 6.875%, 7/01/07 ..............................      2,600,000      2,804,672
Illinois State Dedicated Tax Revenue, Civic Center, Series A, AMBAC Insured,
     6.00%, 12/15/15 .........................................................      2,105,000      2,116,325
    Pre-Refunded, 6.00%, 12/15/15 ............................................        845,000        863,700
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
 McCormick Place Expansion Project, Refunding, Series A, FGIC Insured,
 5.25%, 12/15/28 .............................................................     37,000,000     32,646,950
    Series A, 6.50%, 6/15/22 .................................................          5,000          5,261
    Series A, 6.50%, 6/15/27 .................................................        555,000        582,828
    Series A, FGIC Insured, 6.50%, 6/15/07 ...................................          5,000          5,382
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue,
 McCormick Place Convention Center,
    5.75%, 7/01/06 ...........................................................      1,645,000      1,707,066
    6.25%, 7/01/17 ...........................................................      9,500,000     10,346,925
    7.00%, 7/01/26 ...........................................................     12,000,000     13,552,080
Onterie Center HFC, Mortgage Revenue, Refunding, MBIA Insured, 7.05%, 7/01/27       4,350,000      4,539,443
Regional Transportation Authority Revenue, Series A, AMBAC Insured,
    6.125%, 6/01/22 ..........................................................      3,970,000      4,133,048
Southwestern Illinois Development Authority IDR, Spectrulite Consortium Inc.
 Project,
    6.20%, 2/01/05 ...........................................................      1,825,000      1,874,804
    6.625%, 2/01/10 ..........................................................      3,050,000      3,133,326
Southwestern Illinois Development Authority Private Activity Revenue,
 Progressive Recovery Glenmark,
    8.50%, 8/01/10 ...........................................................      2,685,000      2,796,777
Southwestern Illinois Development Authority Revenue, Anderson Hospital
 Project, Series A, Pre-Refunded,
    7.00%, 8/15/22 ...........................................................      6,200,000      6,715,344
Southwestern Illinois Development Authority Solid Waste Disposal Revenue,
 LaCede Steel Co. Project,
    8.375%, 8/01/08 ..........................................................      4,695,000      4,788,900
    8.50%, 8/01/20 ...........................................................      5,390,000      5,497,800
Upper River Valley Development Authority Environmental Facilities Revenue,
 General Electric Co. Project,
    5.45%, 2/01/23 ...........................................................      3,600,000      3,315,132
Will County Exempt Facilities Revenue, Mobil Oil Refining Corp. Project,
    6.00%, 2/01/27 ...........................................................      7,130,000      6,988,683
                                                                                                 -----------
                                                                                                 494,750,298
                                                                                                 -----------


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)


                                                                                      PRINCIPAL
                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
INDIANA 1.8%
Beech Grove EDR, Westvaco Corp., 8.75%, 7/01/10 .................................    $    50,000    $    50,320
Carmel EDR, Cool Creek Association, Refunding, 6.50%, 9/01/15 ...................      1,000,000      1,031,660
Carmel Industrial RDA, County Option, Income Tax Lease, Rent Revenue,
MBIA Insured, 5.25%, 1/01/18 ....................................................      1,090,000      1,004,751
Cloverdale Multi-School Building Corp. First Mortgage, MBIA Insured,
 5.35%, 1/15/23 .................................................................      1,200,000      1,097,268
Crown Point Industrial Redevelopment District Lake County Tax Increment,
 8.10%, 2/01/07 .................................................................         50,000         50,170
Duneland School Building Corp. First Mortgage, MBIA Insured, Pre-Refunded,
 5.50%, 8/01/17 .................................................................      1,000,000      1,037,210
East Chicago Industrial Solid Waste Disposal Revenue, US Gypsum Corp.
 Project, 5.50%, 9/01/28 ........................................................      5,250,000      4,467,488
Eastern Hancock Middle School Building Corp. First Mortgage, Pre-Refunded,
 6.00%, 1/15/21 .................................................................      1,000,000      1,068,190
Elkhart County Hospital Authority Revenue, Goshen Hospital Association Inc.
 Project, 7.35%, 7/01/12 ........................................................      1,750,000      1,820,158
Elwood Middle School Building Corp. First Mortgage, Refunding, 7.30%, 1/01/08 ...        500,000        522,850
Fort Wayne Hospital Authority Hospital Revenue, Parkview Memorial Hospital,
 Series A, FGIC Insured,  Pre-Refunded, 6.50%, 11/15/12 .........................      1,000,000      1,020,870
Hammond Industrial Sewer and Solid Waste Disposal Revenue, American
 Maize-Products Co., Project A,  8.00%, 12/01/24 ................................     20,000,000     22,106,800
Hammond IPC Revenue, Stauffer Chemical Project, Guaranteed by Imperial Chemical,
 Series 1982, 8.00%, 11/01/12 ...................................................      2,655,000      2,743,013
Hammond Multi-School Building Corp. First Mortgage, Refunding, Series A,
 6.20%, 7/10/15 .................................................................      1,500,000      1,521,030
Indiana Bond Bank Special Program,
    Series A, 8.375%, 2/01/18 ...................................................        690,000        695,430
    Series A, 7.50%, 2/01/20 ....................................................        250,000        256,423
    Series B, 6.20%, 2/01/23 ....................................................      3,500,000      3,358,390
    Series C, 8.00%, 8/01/11 ....................................................         20,000         20,261
Indiana Health Facility Financing Authority Hospital Revenue,
    Hancock Memorial Hospital Health Services, 6.125%, 8/15/17 ..................      2,000,000      1,891,200
    Hancock Memorial Hospital Project, Series 1990, Pre-Refunded,
     8.30%, 8/15/20 .............................................................      3,455,000      3,633,727
    Jackson County Schneck Memorial Hospital, Pre-Refunded, 7.50%, 2/15/22 ......      1,835,000      1,983,250
    Jackson County Schneck Memorial Hospital, Refunding, 5.25%, 2/15/22 .........      1,200,000        993,948
    Methodist Hospital Inc., 6.75%, 9/15/09 .....................................      1,280,000      1,346,138
    Sisters of St. Francis Health, Series A, MBIA Insured, 5.00%, 11/01/29 ......      1,000,000        832,740
    St. Anthony's Medical Center/Home Inc., Series A, 7.00%, 10/01/17 ...........      1,000,000      1,073,950
Indiana Health Facility Financing Authority Revenue, Greenwood Village
 South Project, Refunding, 5.625%, 5/15/28 ......................................      1,750,000      1,480,868
Indiana State Development Financing Authority Environmental Revenue,
 6.25%, 7/15/30 .................................................................      2,000,000      1,895,600
Indiana State Educational Facilities Authority Revenue,
    DePauw University Project, Refunding, 5.30%, 7/01/16 ........................        600,000        551,940
    Manchester College Project, 6.85%, 10/01/18 .................................      3,240,000      3,269,192
    Valparaiso University, AMBAC Insured, 5.125%, 10/01/23 ......................      2,015,000      1,748,899
Indiana State HFA, SFMR,
    GNMA Secured, FNMA Insured, 6.10%, 7/01/22 ..................................        930,000        927,647
    Refunding, Series A, 6.75%, 1/01/10 .........................................      2,940,000      3,072,241
    Refunding, Series A, 6.80%, 1/01/17 .........................................     12,835,000     13,356,614
    Series F-2, GNMA Secured, 7.75%, 7/01/22 ....................................        275,000        284,012
Indiana State Office Building Commission Correctional Facilities
 Program Revenue, Pre-Refunded, 6.375%, 7/01/16 .................................      1,000,000      1,058,680
Indianapolis Airport Authority, Indianapolis International Airport Revenue,
 6.50%, 11/15/31 ................................................................      1,460,000      1,419,777
Indianapolis Local Public Improvement Bond, Series D, 6.75%, 2/01/20 ............     15,375,000     16,096,241
Jasper County EDR, Georgia-Pacific Corp. Project, 5.625%, 12/01/27 ..............      3,500,000      3,086,440
Jasper County PCR, Northern Indiana Public Service Co., Refunding,
 MBIA Insured, 7.10%, 7/01/17 ...................................................        500,000        523,330
Lake Central Industrial Multi-School Building Corp. First Mortgage,
 Refunding, MBIA Insured, 6.50%, 1/15/14 ........................................      2,100,000      2,214,114



FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)

                                                                                                           PRINCIPAL
                                                                                                             AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
INDIANA (CONT.)
Madison County Authority Anderson Hospital Revenue, Refunding, Series A, BIG Insured, 8.00%, 1/01/14... $     95,000  $      96,534
Marion County Convention and Recreational Facilities Authority Excise Tax Revenue, Lease Rental,
   Series A, AMBAC Insured, 7.00%, 6/01/21 ...........................................................       250,000        261,485
   sub. lien, Series A, MBIA Insured, 5.00%, 6/01/27 .................................................     2,750,000      2,316,408
Muncies Edit Building Corp. First Mortgage, Series A, AMBAC Insured, 6.60%, 12/01/17 .................     4,000,000      4,212,840
New Albany Floyd County School Building Corp. Revenue, First Mortgage, MBIA Insured,
   5.375%, 1/15/18 ..................................................................................      1,500,000      1,411,110
New Prairie Unified School Building Corp. Revenue, First Mortgage, Refunding, FSA Insured,
   5.80%, 7/05/11 ...................................................................................      1,520,000      1,557,650
Penn-Harris-Madison Multi-School Building Corp. First Mortgage, FSA Insured, Pre-Refunded,
   5.90%, 7/15/14 ...................................................................................      1,000,000      1,066,530
Princeton PCR, Public Service Co. of Indiana Project, Refunding, Series C, MBIA Insured,
   7.375%, 3/15/12 ..................................................................................        250,000        257,340
Rochester Community Multi-School Building Corp. Revenue, First Mortgage, AMBAC Insured,
   5.20%, 1/15/18 ...................................................................................      1,000,000        918,260
Steuben County Metropolitan School District COP, 6.90%, 1/01/08 ......................................       500,000        513,610
Sullivan Industrial PCR, Hoosier Energy, Merom Project, Refunding, 7.10%, 4/01/19 ....................       750,000        779,925
Sullivan PCR, Indiana-Michigan Power Co. Project, Refunding, Series C, 5.95%, 5/01/09 ................     6,000,000      6,058,620
                                                                                                                       ------------
                                                                                                                        126,063,142
                                                                                                                       ------------
IOWA .1%
Iowa Financing Authority SFMR, Series F, GNMA Secured, 5.70%, 1/01/27 ................................    10,705,000     10,193,729
                                                                                                                       ------------

KANSAS .1%
Kansas State Development Finance Authority Hospital Revenue, Susan B. Allen Memorial Hospital,
  Series Z, 5.25%, 12/15/23 .........................................................................      2,500,000      2,221,725
Newton Hospital Revenue, Newton Healthcare Corp., Refunding, Series A,
  5.70%, 11/15/18 ...................................................................................      1,875,000      1,638,506
  5.75%, 11/15/24 ...................................................................................      1,500,000      1,287,795
                                                                                                                       ------------
                                                                                                                          5,148,026
                                                                                                                       ------------

KENTUCKY 1.9%
Ashland PCR, Ashland Oil Inc. Project, Refunding, 6.65%, 8/01/09 .....................................     3,900,000      4,061,538
Henderson County Solid Waste Disposal Revenue, MacMillan Bloedel Project, 7.00%, 3/01/25 .............    10,000,000     10,327,700
Jefferson County MFHR, Watterson Park Apartments Project, Series A, 6.35%, 11/15/11 ..................     4,850,000      4,959,804
Kenton County Airport Board Revenue, Special Facilities, Delta Airlines Inc. Project,
  Series A, 7.80%, 12/01/15 .........................................................................     20,000,000     20,434,200
  Series A, 7.50%, 2/01/20 ..........................................................................     10,000,000     10,540,600
  Series A, 7.125%, 2/01/21 .........................................................................      9,330,000      9,757,687
  Series B, 7.25%, 2/01/22 ..........................................................................      3,350,000      3,519,477
Kentucky Development Finance Authority Hospital Revenue, Claire Medical Center Project, Pre-Refunded,
  7.125%, 9/01/21 .....................................................................................      700,000        747,684
Kentucky Economic Development Finance Authority Hospital System Revenue,  Appalachian Regional Health
  Center Facility, Refunding and Improvement,
  5.80%, 10/01/12 ...................................................................................      1,000,000        936,080
  5.85%, 10/01/17 ...................................................................................      5,615,000      5,045,527
Kentucky HFC Revenue, Series B, 6.625%, 7/01/14 ......................................................     4,910,000      5,022,685
Mount Sterling Lease Revenue, Kentucky League Cities, Series A,
  6.10%, 3/01/08 ....................................................................................     20,375,000     21,284,540
  6.20%, 3/01/18 ....................................................................................     11,765,000     12,025,477
Pendleton County Multi-County Lease Revenue, Kentucky Association of Counties Leasing Trust, Series A,
  6.50%, 3/01/19 .......................................................................................  27,160,000     27,893,048
                                                                                                                       ------------
                                                                                                                        136,556,047
                                                                                                                       ------------


FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                        AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
LOUISIANA 2.0%
Bastrop PCR, International Paper Co. Project, Refunding, 6.90%, 3/01/07 ......................       $  2,000,000       $  2,098,580
Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding,
  6.75%, 10/01/12.............................................................................         14,285,000         14,678,552
Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish Memorial
 Hospital Project,
 Series A, FSA Insured,
   6.375%, 12/01/12 ..........................................................................          4,310,000          4,579,504
   6.50%, 12/01/18 ...........................................................................          5,530,000          5,821,929
   6.65%, 12/01/21 ...........................................................................          3,145,000          3,273,536
Calcasieu Parish Public Trust Authority Mortgage Revenue, Refunding,
   Series A, 7.75%, 6/01/12 ..................................................................          1,960,000          2,045,868
   Series B, 6.375%, 11/01/02 ................................................................            165,000            169,805
   Series B, 6.875%, 11/01/12 ................................................................            515,000            530,888
De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series A,
   7.70%, 11/01/18 ...........................................................................          2,500,000          2,757,025
East Baton Rouge Mortgage Finance Authority, SFM Purchase,
   Series A, 6.80%, 10/01/28 .................................................................          5,375,000          5,517,276
   Series C, 7.00%, 4/01/32 ..................................................................          1,560,000          1,611,043
   Series D, 7.10%, 4/01/32 ..................................................................          1,580,000          1,626,073
Hammond Tangipahoa Home Mortgage Authority Revenue, University Facilities Inc. Project,
 MBIA Insured, 5.50%, 7/15/27 ................................................................          3,250,000          3,006,803
Jefferson Parish Hospital Service District No. 2 Hospital Revenue, FSA Insured,
  5.00%, 7/01/28..............................................................................          5,000,000          4,235,300
Lafayette Public Trust Financing Authority SFMR, Refunding, Series A, 8.50%, 11/15/12 ........            977,088            993,112
Louisiana HFA, Mortgage Revenue, Refunding, 7.375%, 9/01/13 ..................................            690,000            704,870
 SF, Refunding, Series B-2, GNMA Secured, 5.75%, 12/01/28 ....................................          2,830,000          2,666,483
Louisiana Public Facilities Authority Revenue,
 Alton Ochsner Medical Foundation Project, Refunding, Series B, MBIA Insured, 6.50%, 5/15/22..          3,500,000          3,650,255
 Xavier University of Louisiana Project, Refunding, MBIA Insured, 5.25%, 9/01/27 ..............         3,000,000          2,674,890
New Orleans GO, Refunding, AMBAC Insured,
   6.125%, 10/01/16 ..........................................................................         10,275,000         10,568,146
   6.20%, 10/01/21 ...........................................................................          8,050,000          8,244,488
Office Facility Corp. Capital Facilities Bonds, 7.75%, 12/01/10 ..............................          3,400,000          3,615,594
Ouachita Parish Hospital Service District No. 1 Revenue, Glenwood Regional Medical Center,
 Pre-Refunded, 7.50%, 7/01/21 ................................................................          4,000,000          4,275,960
Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13 .......          2,200,000          2,237,048
Terrebonne Parish Hospital Service District No. 1 Hospital Revenue, Terrebonne General Medical
 Center Project, Refunding, AMBAC Insured, 5.375%, 4/01/23 ...................................          2,500,000          2,310,600
West Feliciana Parish PCR, Gulf State Utility Co. Project,
   7.70%, 12/01/14 ...........................................................................          2,000,000          2,133,440
   7.00%, 11/01/15 ...........................................................................          3,050,000          3,196,980
   Refunding, 8.00%, 12/01/24 ................................................................         41,050,000         41,998,255
                                                                                                                        ------------
                                                                                                                         141,222,303
                                                                                                                        ------------





FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                        AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MAINE 1.0%
Bucksport Solid Waste Disposal Revenue, Champion International Corp. Project,
  6.25%, 5/01/10 .............................................................................       $  5,000,000       $  5,076,050
Jay Solid Waste Disposal Revenue, International Paper Co. Project, Refunding, Series B,
  6.20%, 9/01/19 .............................................................................          8,000,000          7,812,080
Maine Financial Authority Solid Waste Recycling Facilities Revenue, Great Northern Paper Co.,
  Bowater Project, 7.75%, 10/01/22 ...........................................................         29,300,000         31,328,732
Maine State Health and Higher Educational Facilities Authority Revenue, Series B,
    FSA Insured, 7.00%, 7/01/24 ..............................................................             20,000             22,253
    Refunding, 7.00%, 7/01/24 ................................................................          2,425,000          2,698,128
Maine State Housing Authority Mortgage Purchase,
    Series A-5, 6.20%, 11/15/16 ..............................................................          2,500,000          2,527,850
    Series C, 6.55%, 11/15/12 ................................................................          3,700,000          3,870,311
    Series C, 6.65%, 11/15/24 ................................................................          3,500,000          3,666,775
    Series D, 6.45%, 11/15/07 ................................................................          3,540,000          3,634,730
    Series D, 6.70%, 11/15/15 ................................................................          5,800,000          6,042,382
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 ........................          4,800,000          4,869,840
                                                                                                                        ------------
                                                                                                                          71,549,131
                                                                                                                        ------------
 MARYLAND 1.6%
 Gaithersberg Hospital Facilities Revenue, Shady Grove Adventist Hospital, Refunding
    and Improvement, Series A, Pre-Refunded, 8.25%, 9/01/21 ..................................         43,225,000         47,095,367
    Series C, FSA Insured, 6.00%, 9/01/21 ....................................................         10,110,000         10,159,135
 Maryland State CDA, Department of Housing and Community Development,
    MFHR, Series G, Mortgage Insured, 6.55%, 5/15/19 .........................................          5,345,000          5,503,533
    SF Program, 3rd Series, 7.25%, 4/01/27 ...................................................            965,000            990,293
 Maryland State Health and Higher Educational Facilities Authority Revenue, Anne Arundel
  Medical Center, FSA Insured, 5.125%, 7/01/33 ...............................................          8,000,000          6,859,600
 Montgomery County Housing Opportunities Commission SFMR, Refunding, Series B,
    6.625%, 7/01/28 ..........................................................................          6,500,000          6,630,650
 Takoma Park Hospital Facilities Revenue, Washington Adventist Hospital Project, Series A,
    Sub Series 1, 8.25%, 9/01/21 .............................................................         20,125,000         21,296,074
    Sub Series 1, Pre-Refunded, 8.25%, 9/01/21 ...............................................         10,930,000         11,908,672
    Sub Series 2, Pre-Refunded, 8.25%, 9/01/21 ...............................................          5,000,000          5,438,450
                                                                                                                        ------------
                                                                                                                         115,881,774
                                                                                                                        ------------
MASSACHUSETTS 3.6%
Massachusetts State GO,
    Consolidated Loan, Series A, 7.50%, 6/01/04 ..............................................          7,500,000          8,197,125
    Refunding, Series B, 6.50%, 8/01/08 ......................................................          5,900,000          6,401,382
Massachusetts State Health and Educational Facilities Authority Revenue,
    Framingham Union Hospital, Series B, Pre-Refunded, 8.50%, 7/01/20 ........................          9,020,000          9,463,243
    Melrose-Wakefield Hospital, Refunding, Series B, ETM, 6.35%, 7/01/06 .....................          1,100,000          1,181,235
    Notre Dame Health Care Center, Series A, 7.875%, 10/01/22 ................................          2,310,000          2,429,034
    Sisters Providence Health System, Series A, Pre-Refunded, 6.50%, 11/15/08 ................          1,000,000          1,083,550
    Sisters Providence Health System, Series A, Pre-Refunded, 6.625%, 11/15/22 ...............         12,050,000         13,123,776
Massachusetts State HFA,
    HDA, Series D, FGIC Insured, 6.875%, 11/15/21 ............................................          5,250,000          5,502,945
    Housing Projects, Refunding, Series A, 6.30%, 10/01/13 ...................................         25,635,000         26,521,458
    Housing Projects, Refunding, Series A, 6.375%, 4/01/21 ...................................         24,750,000         25,648,425
    Housing Revenue, SF, Series 41, 6.30%, 12/01/14 ..........................................          6,190,000          6,358,182


FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED)(CONT.)



                                                                                                       PRINCIPAL
                                                                                                        AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MASSACHUSETTS (CONT.)
Massachusetts State HFA, (cont.)
    Housing Revenue, SF, Series 41, 6.35%, 6/01/17 .......................................         $  5,695,000         $  5,811,121
    Series C, FGIC Insured, 6.90%, 11/15/21 ..............................................            9,715,000           10,288,379
    Series D, FGIC Insured, 6.80%, 11/15/12 ..............................................              250,000              263,368
Massachusetts State Industrial Finance Agency Health Care Facilities Revenue, Jewish
 Geriatric Services Inc., Series B,
    5.375%, 5/15/17 ......................................................................            1,965,000            1,795,067
    5.50%, 5/15/27 .......................................................................            5,000,000            4,486,000
    Pre-Refunded, 7.00%, 4/01/22 .........................................................            5,000,000            5,429,400
Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care,
    5.65%, 10/01/17 ......................................................................            2,295,000            2,226,999
    5.70%, 10/01/27 ......................................................................            7,375,000            7,057,433
Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel Project,
 MBIA Insured, 5.75%, 7/01/39 ............................................................           11,750,000           10,971,798
Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
    Series A, MBIA Insured, 5.00%, 1/01/37 ...............................................           82,130,000           68,589,227
    sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ........................           21,350,000           18,164,580

Plymouth County COP, Series A, Pre-Refunded, 7.00%, 4/01/12 ..............................           10,000,000           10,858,800
                                                                                                                         -----------
                                                                                                                         251,852,527
                                                                                                                         -----------
MICHIGAN 1.2%
Battle Creek Tax Increment Finance Authority, Pre-Refunded, 7.40%, 5/01/16 ...............            2,000,000            2,247,220
Belding Area Schools GO, FGIC Insured,
    6.10%, 5/01/26 .......................................................................              810,000              827,747
    Pre-Refunded, 6.10%, 5/01/26 .........................................................            2,995,000            3,219,925
Detroit GO,
    Refunding, Series B, 6.375%, 4/01/06 .................................................            7,265,000            7,707,148
    Refunding, Series B, 6.25%, 4/01/09 ..................................................              625,000              655,488
    Self-Insurance, Series A, 5.70%, 5/01/02 .............................................            2,250,000            2,292,300
    Series A, Pre-Refunded, 6.70%, 4/01/10 ...............................................            4,550,000            4,999,495
Detroit/Wayne County Stadium Authority, FGIC Insured, 5.25%, 2/01/27 .....................            4,235,000            3,779,822
Kalamazoo EDC Revenue, Limited Obligation, Friendship Village, Refunding, Series A,
    6.25%, 5/15/27 .......................................................................            2,000,000            1,933,740
Michigan State Building Authority Revenue, Series II, 6.25%, 10/01/20 ....................           15,650,000           16,090,235
Michigan State HDA,
    Limited Obligation Revenue, Fraser Woods Project, FSA Insured, 6.625%, 9/15/19 .......            2,500,000            2,601,475
    Rental Housing Revenue, Refunding, Series A, 6.60%, 4/01/12 ..........................            4,730,000            4,972,744
    SFMR, Series A, 6.45%, 12/01/14 ......................................................            2,000,000            2,046,020
    SFMR, Series A, 6.875%, 6/01/23 ......................................................              900,000              923,112
Michigan State Hospital Finance Authority Revenue,

(b) Ascension Health Credit, Refunding, Series A, MBIA Insured, 6.125%, 11/15/23 .........           18,000,000           18,092,700
    Henry Ford Health, Refunding, Series A, 5.25%, 11/15/25 ..............................            4,000,000            3,371,760
    Presbyterian Villages Obligation Group, 5.40%, 1/01/00 ...............................              310,000              310,143
    Presbyterian Villages Obligation Group, 5.70%, 1/01/01 ...............................              310,000              310,939
    Presbyterian Villages Obligation Group, 5.80%, 1/01/02 ...............................              355,000              356,967
    Presbyterian Villages Obligation Group, 5.90%, 1/01/03 ...............................              325,000              327,574
    Presbyterian Villages Obligation Group, 6.00%, 1/01/04 ...............................              390,000              393,959
    Presbyterian Villages Obligation Group, 6.375%, 1/01/15 ..............................              275,000              270,130



FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)

                                                                                                         PRINCIPAL
                                                                                                          AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MICHIGAN (CONT.)
Michigan State Hospital Finance Authority Revenue, (cont.)
    Presbyterian Villages Obligation Group, 6.40%, 1/01/15 .....................................       $ 1,000,000       $   984,660
    Presbyterian Villages Obligation Group, 6.50%, 1/01/25 .....................................         3,500,000         3,431,680
                                                                                                                          ----------
                                                                                                                          82,146,983
                                                                                                                          ----------
 MINNESOTA 1.9%
 Cloquet PCR, Potlach Corp. Projects, Refunding, 5.90%, 10/01/26 ...............................         9,100,000         8,552,180
 Dakota County Housing RDA, Limited Annual Appropriation Tax and Revenue, Development Housing
  Facilities Project,
    7.25%, 1/01/00 .............................................................................           645,000           646,948
    7.25%, 1/01/01 .............................................................................           695,000           700,393
    7.50%, 1/01/06 .............................................................................         3,930,000         3,988,754
    8.00%, 1/01/07 .............................................................................         1,770,000         1,789,913
 Golden Valley Revenue, Covenant Retirement Communities, Series A, 5.50%, 12/01/29 .............         6,000,000         5,232,600
 International Falls PCR, Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/22 ..............         3,500,000         3,074,855
 Minneapolis CDA and St. Paul Housing RDA, Homeownership Mortgage Revenue, Joint
  Housing Program, FGIC Insured, 9.875%, 12/01/15 ..............................................             5,000             5,001
 Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
  Fairview Hospital, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ........................        25,810,000        24,785,085
 Minnesota State HFA, SFM, Series D-1,
    6.45%, 7/01/11 .............................................................................         3,255,000         3,362,513
    6.50%, 1/01/17 .............................................................................         1,265,000         1,298,219
 Minnetonka MFHR, Ridgepointe II Project, Refunding, Series A, GNMA Secured, 5.95%, 10/20/33 ...        11,075,000        10,890,712
 Red Wing Housing RDA, Jordan Tower II Project, Pre-Refunded, 7.00%, 1/01/19 ...................         1,500,000         1,602,885
 Rochester Health Care Facilities Revenue, Mayo Foundation, Series A, 5.50%, 11/15/27 ..........        21,500,000        20,021,875
 Roseville MFHR, Rosepointe I Project, Refunding, Series A, GNMA Secured, 5.95%, 10/20/33 ......         8,635,000         8,491,314
 St. Louis Park EDA, Tax Increment Revenue, FGIC Insured, Pre-Refunded, 8.40%, 9/01/09 .........         6,000,000         6,541,800
 St. Paul Port Authority IDR,
    Bandana Square, Series C, 7.70%, 12/01/00 ..................................................           230,000           227,981
    Bandana Square, Series C, 7.70%, 12/01/01 ..................................................           255,000           250,502
    Bandana Square, Series C, 7.70%, 12/01/02 ..................................................           270,000           264,298
    Bandana Square, Series C, 7.70%, 12/01/07 ..................................................         1,690,000         1,451,879
    Bandana Square, Series C, 7.80%, 12/01/12 ..................................................         3,465,000         2,792,582
    Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/00 ......................................           515,000           511,709
    Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/01 ......................................           550,000           542,971
    Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/02 ......................................           595,000           583,891
    Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/03 ......................................           640,000           624,570
    Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/04 ......................................           685,000           665,053
    Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/05 ......................................           740,000           719,051
    Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/06 ......................................           795,000           769,640
    Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/07 ......................................           855,000           824,887
    Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/08 ......................................           915,000           879,965
    Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/09 ......................................           670,000           642,014
    Common Bond Fund, Fort Road Medical Center, Refunding, Series C, 7.95%, 9/01/01 ............           140,000           137,682
    Common Bond Fund, Fort Road Medical Center, Refunding, Series C, 7.95%, 9/01/02 ............           155,000           151,810
    Common Bond Fund, Fort Road Medical Center, Refunding, Series C, 7.95%, 9/01/10 ............         1,705,000         1,420,538
    Common Bond Fund, Ideal Security Hardware Corp., Refunding, Series F, 8.00%, 12/01/01 ......           105,000           103,134
    Common Bond Fund, Ideal Security Hardware Corp., Refunding, Series F, 8.00%, 12/01/02 ......           115,000           112,553
    Common Bond Fund, Ideal Security Hardware Corp., Refunding, Series F, 8.00%, 12/01/12 ......         1,790,000         1,467,693



FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)

                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MINNESOTA (CONT.)
Washington County Housing and RDAR,
    Orleans Apartments Project, Series A, 8.25%, 7/01/21 ...........................................    $ 3,000,000   $  2,928,630
    Pooled Housing and Redevelopment, Refunding, 7.20%, 1/01/22 ....................................      5,885,000      6,098,920
    Raymie Johnson Apartments Project, Pre-Refunded, 7.70%, 12/01/19 ...............................      5,210,000      5,656,914
                                                                                                                      ------------
                                                                                                                       130,813,914
                                                                                                                      ------------
MISSISSIPPI 1.1%
Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 .....................     36,500,000     34,211,815
Mississippi Business Finance Corp. PCR,
    System Energy Resource Inc. Project, 5.875%, 4/01/22 ...........................................     40,000,000     35,107,200
    System Energy Resource Inc. Project, Refunding, 5.90%, 5/01/22 .................................      8,250,000      7,263,135
Mississippi Home Corp. SFR, Refunding, Senior Series A, FGIC Insured, 9.25%, 3/01/12 ...............        905,000        942,784
Mississippi State Educational Facilities Authority Revenue, Private Nonprofit
 Institutions of Higher Learning, Tougaloo College Project, Series A, 6.50%, 6/01/18 ...............      2,275,000      2,196,490
                                                                                                                      ------------
                                                                                                                        79,721,424
                                                                                                                      ------------
MISSOURI .4%
Hazelwood IDA, MFHR, Lakes Apartments Project, Refunding, Series A, GNMA Secured,
 6.10%, 9/20/26 ....................................................................................      3,000,000      2,972,370
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
 Health Midwest, Series B, MBIA Insured, 6.25%, 2/15/12 .............................................     5,000,000      5,238,750
Missouri State Health and Educational Facilities Authority Revenue, SSM Health Care,
 Refunding, Series A, MBIA Insured, 5.00%, 6/01/22 .................................................     10,000,000      8,682,600
St. Louis Parking Facilities Revenue, Pre-Refunded, 6.625%, 12/15/21 ...............................      6,000,000      6,476,460
Taney County IDA, Hospital Revenue, The Skaggs Community Hospital Association,
 5.40%, 5/15/28 ....................................................................................      4,000,000      3,315,880
West Plains IDA, Hospital Revenue, Ozarks Medical Center Project, Series A, Pre-Refunded,
 8.625%, 9/15/20 ...................................................................................      3,465,000      3,626,746
                                                                                                                      ------------
                                                                                                                        30,312,806
                                                                                                                      ------------
MONTANA .7%
Forsyth County PCR,
    Puget Sound Power and Light Co. Project, AMBAC Insured, 6.80%, 3/01/22 .........................     10,000,000     10,489,300
    The Montana Power Co. Colstrip Project, Refunding, Series A, 6.125%, 5/01/23 ...................      3,250,000      3,149,803
    The Montana Power Co., Refunding, Series B, AMBAC Insured, 5.90%, 12/01/23 .....................      4,225,000      4,317,654
    The Montana Power Co., Refunding, Series B, MBIA Insured, 5.90%, 12/01/23 ......................     20,385,000     20,832,043
Montana State Board of Housing SFM, Refunding,
    Series A, 6.50%, 12/01/22 ......................................................................      2,835,000      2,877,525
    Series B-1, 6.25%, 12/01/21 ....................................................................      6,720,000      6,795,936
Montana State Health Facilities Authority Revenue, Montana Developmental Center Project,
 6.40%, 6/01/19 ....................................................................................      2,000,000      2,031,980
                                                                                                                      ------------
                                                                                                                        50,494,241
                                                                                                                      ------------
NEBRASKA .1%
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project, Series B,
 MBIA Insured, 5.375%, 6/01/22 .....................................................................      4,250,000      3,923,600
Nebraska Investment Finance Authority Revenue, ETM, 7.00%, 11/01/09 ................................      5,580,000      5,593,280
                                                                                                                      ------------
                                                                                                                         9,516,880
                                                                                                                      ------------
NEVADA 3.3%
Churchill County Health Care Facilities Revenue, Western Health Network, Series A, MBIA Insured,
 6.25%, 1/01/14 ....................................................................................      2,000,000      2,083,660
Clark County HFC, MFHR, FHA Insured, 7.75%, 7/01/23 ...............................................      5,045,000      5,144,487


FRANKLIN FEDERAL TAX-FREE INCOME FUND

Statement of Investments, October 31, 1999 (unaudited) (cont.)

                                                                                                   PRINCIPAL
                                                                                                    AMOUNT                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEVADA (CONT.)
 Clark County IDR,
    Nevada Power Co. Project, Refunding, Series B, 5.90%, 10/01/30 .....................          $ 15,000,000          $ 13,658,400
    Nevada Power Co. Project, Refunding, Series C, 7.20%, 10/01/22 .....................            12,500,000            13,298,000
    Nevada Power Co. Project, Series A, 5.90%, 11/01/32 ................................             2,600,000             2,363,036
    Southwest Gas Corp., Series A, 7.30%, 9/01/27 ......................................            18,080,000            19,068,976
    Southwest Gas Corp., Series A, 6.50%, 12/01/33 .....................................            10,000,000            10,114,100
    Southwest Gas Corp., Series B, 7.50%, 9/01/32 ......................................            62,470,000            66,124,495
 Henderson Health Care Facilities Revenue, Catholic Healthcare West,
    Series A, 5.25%, 7/01/18 ...........................................................            23,685,000            19,443,964
 Humboldt County PCR, Sierra Pacific Power Co., Refunding, Series A,
    AMBAC Insured, 6.30%, 7/01/22 ......................................................             4,500,000             4,662,090
 Nevada Housing Division,
    MFHR, Series B, FNMA Insured, 6.55%, 10/01/25 ......................................             5,405,000             5,579,744
    SF Program, FI/GML, Series A, 8.30%, 10/01/19 ......................................             1,875,000             1,943,663
    SF Program, FI/GML, Series A-2, 8.375%, 10/01/19 ...................................             1,210,000             1,242,597
    SF Program, Refunding, Series A-1, 6.25%, 10/01/26 .................................             3,845,000             3,891,217
    SF Program, Refunding, Series C-2, FHA Insured, 6.75%, 10/01/26 ....................             7,875,000             8,071,481
 Nevada State GO,
    Colorado River Commission Revenue, Series 1994, Pre-Refunded,
    6.50%, 7/01/24 .....................................................................            15,915,000            17,249,473
    Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%, 12/01/17 .............            10,275,000            10,866,532
 Reno RDA, Tax Allocation,
    Downtown Redevelopment Project, Series C, Pre-Refunded, 7.75%, 9/01/05 .............             2,695,000             2,828,429
    Downtown Redevelopment Project, Series D, Pre-Refunded, 7.625%, 9/01/16 ............             4,035,000             4,303,933
    Downtown Redevelopment Project, Series D, Pre-Refunded, 7.625%, 9/01/16 ............             4,255,000             4,542,468
    Refunding, Series A, 6.20%, 6/01/18 ................................................             3,000,000             2,931,960
 Washoe County Gas and Water Facilities Revenue, Refunding, AMBAC Insured,
    6.30%, 12/01/14 ....................................................................             5,000,000             5,216,750
 Washoe County Hospital Facility Revenue, Washoe Medical Center Inc. Project,
    Series A, AMBAC Insured,
    6.25%, 6/01/13 .....................................................................             9,295,000             9,774,250
                                                                                                                        ------------
                                                                                                                         234,403,705
                                                                                                                        ------------
 NEW HAMPSHIRE 1.4%
    Nashua Housing Authority MFR, Clocktower Project, Refunding,
    GNMA Secured, 6.25%, 6/20/33 .......................................................             6,106,000             6,140,499
 New Hampshire Higher Education and Health Facilities Authority Revenue,
    New Hampshire Catholic Charities, 5.80%, 8/01/22 ...................................             1,000,000               894,490
    Rivier College, 5.60%, 1/01/28 .....................................................             4,590,000             4,011,063
    St. Joseph Hospital, 7.50%, 1/01/16 ................................................             2,300,000             2,370,863
    The Hitchcock Clinic, MBIA Insured, 6.00%, 7/01/27 .................................             4,275,000             4,257,430
 New Hampshire State HFA,
    MFHR, Series 1, 7.10%, 1/01/14 .....................................................             4,920,000             5,106,173
    SFMR, Series E, 6.75%, 7/01/19 .....................................................             5,015,000             5,169,111
    SFMR, Series E, 6.80%, 7/01/25 .....................................................             3,815,000             3,923,155
 New Hampshire State IDAR, Pollution Control, Public Service Co. of
    New Hampshire Project,
    Series A, 7.65%, 5/01/21 ...........................................................             6,870,000             7,100,695
    Series B, 7.50%, 5/01/21 ...........................................................            50,690,000            52,358,715
    Series C, 7.65%, 5/01/21 ...........................................................             7,450,000             7,700,171
                                                                                                                        ------------
                                                                                                                          99,032,365
                                                                                                                        ------------


FRANKLIN FEDERAL TAX-FREE INCOME FUND

Statement of Investments, October 31, 1999 (unaudited) (cont.)

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW JERSEY .3%
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
    Series 1, 6.00%, 1/01/19 .............................................................          $ 2,100,000          $ 2,032,527
    Series 1, 6.00%, 1/01/29 .............................................................            5,000,000            4,774,800
    Series 2, 6.125%, 1/01/19 ............................................................            2,000,000            1,941,700
    Series 2, 6.125%, 1/01/29 ............................................................            5,000,000            4,825,250
 Mercer County Improvement Authority Revenue, Solid Waste, Refunding,
  5.75%, 9/15/16 .........................................................................            2,500,000            2,489,125
 New Jersey Health Care Facilities Financing Authority Revenue,
  Cathedral Health Service, Pre-Refunded, 7.25%, 2/15/21 .................................            3,975,000            4,198,912
                                                                                                                          ----------
                                                                                                                          20,262,314
                                                                                                                          ----------
 NEW MEXICO .5%
 Farmington PCR, Public Service Co. of New Mexico, Refunding, Series A,
 AMBAC Insured, 6.375%, 12/15/22 .........................................................           10,435,000           10,869,618
 Lordsburg PCR, Phelps Dodge Corp. Project, Refunding, 6.50%, 4/01/13 ....................           17,000,000           17,785,230
 New Mexico Mortgage Finance Authority SFM Program, Refunding, Series A, 6.85%,
    7/01/10 ..............................................................................            5,250,000            5,419,943
                                                                                                                          ----------
                                                                                                                          34,074,791
                                                                                                                          ----------
NEW YORK 16.4%
Long Island Power Authority Electric System Revenue, Series A,
    5.50%, 12/01/29 ......................................................................           20,165,000           18,074,091
    FSA Insured, 5.125%, 12/01/22 ........................................................           10,000,000            8,755,800
 MTA Commuter Facilities Revenue, Series A,
    5.25%, 7/01/28 .......................................................................            5,000,000            4,289,450
(b) 6.125%, 7/01/29 ......................................................................           15,040,000           14,886,291
    FGIC Insured, 6.00%, 7/01/16 .........................................................            8,950,000            9,081,834
 MTA Dedicated Tax Fund Revenue, Series A, MBIA Insured, 5.25%, 4/01/26 ..................           11,125,000            9,904,588
 MTA Transit Facilities Revenue,
    Refunding, Series M, 6.00%, 7/01/14 ..................................................           18,210,000           18,329,640
    Series A, FSA Insured, 6.00%, 7/01/16 ................................................            3,630,000            3,683,470
    Series A, FSA Insured, 5.625%, 7/01/27 ...............................................           10,800,000            9,982,332
    Series A, FSA Insured, Pre-Refunded, 6.10%, 7/01/21 ..................................            6,260,000            6,802,617
    Service Contract, Refunding, Series 8, 5.375%, 7/01/21 ...............................           15,000,000           13,501,500
(b) MTA Transportation Facilities Revenue, Series A, 6.00%, 7/01/24 ......................            5,000,000            4,904,950
 Nassau Health Care Corp. Health System Revenue, Nassau County Guaranty,
  FSA Insurer, 5.75%, 8/01/29 ............................................................           10,000,000            9,534,400
 New Rochelle IDA, Civic Facilities Revenue, College of New Rochelle Project,
  Pre-Refunded, 6.625%, 7/01/12 ..........................................................            1,245,000            1,335,275
 New York City GO,
    Group B, Series D, 8.25%, 8/01/12 ....................................................               30,000               32,092
    Refunding, Series B, 6.20%, 8/15/06 ..................................................            1,500,000            1,598,235
    Refunding, Series E, 6.00%, 8/01/26 ..................................................            2,765,000            2,717,719
    Refunding, Series F, 6.00%, 8/01/13 ..................................................           14,000,000           14,323,260
    Refunding, Series F, 5.25%, 8/01/15 ..................................................           20,580,000           18,980,317
    Refunding, Series H, 6.25%, 8/01/15 ..................................................           13,035,000           13,406,889
    Refunding, Series H, 6.125%, 8/01/25 .................................................           65,785,000           65,801,446
    Refunding, Series J, 6.00%, 8/01/21 ..................................................           28,260,000           27,918,902
    Series A, 6.125%, 8/01/06 ............................................................           14,140,000           14,952,626
    Series A, 6.20%, 8/01/07 .............................................................           20,515,000           21,713,486
    Series A, 6.25%, 8/01/08 .............................................................            4,390,000            4,646,113
    Series A, 7.75%, 8/15/14 .............................................................               40,000               42,449
    Series A, 6.25%, 8/01/16 .............................................................            3,280,000            3,323,821

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Statement of Investments, October 31, 1999 (unaudited) (cont.)

                                    PRINCIPAL
                                  AMOUNT VALUE
----------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
New York City GO, (cont.)
 Series A, Pre-Refunded, 6.125%, 8/01/06........  $   360,000          $   386,366
 Series A, Pre-Refunded, 6.20%, 8/01/07.........    1,295,000            1,393,938
 Series A, Pre-Refunded, 8.00%, 3/15/12.........    1,000,000            1,029,650
 Series A, Pre-Refunded, 8.00%, 3/15/13.........    1,850,000            1,904,853
 Series A, Pre-Refunded, 7.75%, 8/15/13.........    4,810,000            5,169,596
 Series A, Pre-Refunded, 8.00%, 3/15/14.........   13,400,000           13,797,310
 Series A, Pre-Refunded, 7.75%, 8/15/14.........      205,000              220,326
 Series A, Pre-Refunded, 8.00%, 3/15/15.........    1,115,000            1,148,060
 Series A, Pre-Refunded, 8.00%, 3/15/16.........    3,000,000            3,088,950
 Series A, Pre-Refunded, 6.25%, 8/01/16.........    1,720,000            1,823,252
 Series A, Pre-Refunded, 8.00%, 3/15/17.........   11,660,000           12,005,719
 Series A, Pre-Refunded, 7.75%, 8/15/17.........    3,285,000            3,530,587
 Series A, Pre-Refunded, 8.00%, 8/15/20.........        5,000                5,395
 Series B, 8.25%, 6/01/02.......................        5,000                5,367
 Series B, 7.50%, 2/01/04.......................   10,000,000           10,777,300
 Series B, 8.25%, 6/01/05.......................    1,000,000            1,154,860
 Series B, 6.30%, 8/15/08.......................   22,360,000           23,761,972
 Series B, 6.125%, 8/01/09......................   11,510,000           12,047,172
 Series B, 6.375%, 8/15/10......................   17,170,000           18,142,852
 Series B, 7.50%, 10/01/11......................       65,000               66,717
 Series B, 7.50%, 10/01/12......................       40,000               41,042
 Series B, 7.00%, 2/01/19.......................    9,825,000           10,297,681
 Series B, 6.00%, 8/15/26.......................    1,670,000            1,641,426
 Series B, ETM, 8.00%, 6/01/01..................    3,000,000            3,175,890
 Series B, Pre-Refunded, 8.25%, 6/01/02.........    4,495,000            4,838,778
 Series B, Pre-Refunded, 6.30%, 8/15/08.........    4,515,000            4,894,531
 Series B, Pre-Refunded, 6.375%, 8/15/10........    4,570,000            4,971,292
 Series B, Pre-Refunded, 6.75%, 10/01/15........       50,000               53,808
 Series B, Pre-Refunded, 6.75%, 10/01/17........    1,300,000            1,400,841
 Series B, Pre-Refunded, 7.00%, 2/01/19.........    5,175,000            5,527,211
 Series B, Pre-Refunded, 6.00%, 8/15/26.........      330,000              354,866
 Series B, Sub Series B-1, Pre-Refunded,
  7.00%, 8/15/16................................    3,000,000            3,327,120
 Series B-1, Pre-Refunded, 7.30%, 8/15/11.......    8,000,000            8,956,000
 Series C, Pre-Refunded, 7.25%, 8/15/24.........    3,540,000            3,725,213
 Series C, Sub Series C-1, 7.00%, 8/01/18.......       25,000               26,401
 Series C, Sub Series C-1, Pre-Refunded,
  7.00%, 8/01/17................................    1,930,000            2,085,481
 Series C, Sub Series C-1, Pre-Refunded,
  7.00%, 8/01/18................................    1,680,000            1,815,341
 Series D, 7.30%, 2/01/01.......................      380,000              393,121
 Series D, 8.00%, 8/01/16.......................        5,000                5,314
 Series D, 6.00%, 2/15/25.......................   18,710,000           18,420,931
 Series D, ETM, 7.30%, 2/01/01..................    4,620,000            4,796,022
 Series D, Pre-Refunded, 8.25%, 8/01/11.........      160,000              173,091
 Series D, Pre-Refunded, 8.25%, 8/01/12.........   11,095,000           12,002,793
 Series D, Pre-Refunded, 8.25%, 8/01/13.........    7,750,000            8,384,105
 Series D, Pre-Refunded, 8.25%, 8/01/14.........    4,340,000            4,691,236
 Series D, Pre-Refunded, 7.625%, 2/01/15........    9,000,000            9,741,420




FRANKLIN FEDERAL TAX-FREE INCOME FUND
Statement of Investments, October 31, 1999 (unaudited) (cont.)

                                    PRINCIPAL
                                  AMOUNT VALUE
----------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
New York City GO, (cont.)
 Series D, Pre-Refunded, 7.50%, 2/01/16...........  $ 5,000,000          $ 5,398,700
 Series D, Pre-Refunded, 8.00%, 8/01/16...........       45,000               48,495
 Series D, Pre-Refunded, 7.50%, 2/01/17...........   12,000,000           12,956,880
 Series D, Pre-Refunded, 8.00%, 8/01/17...........      100,000              107,766
 Series D, Pre-Refunded, 8.00%, 8/01/18...........       50,000               53,883
 Series D, Pre-Refunded, 8.00%, 8/01/19...........       30,000               32,330
 Series D, Pre-Refunded, 8.00%, 8/15/21...........       15,000               16,185
 Series D, Pre-Refunded, 6.00%, 2/15/25...........    1,920,000            2,043,955
 Series E, 5.75%, 2/15/09.........................    5,295,000            5,427,322
 Series E, 6.50%, 12/01/12........................       20,000               20,027
 Series E, Pre-Refunded, 5.75%, 2/15/09...........    3,205,000            3,374,897
 Series E, Pre-Refunded, 6.00%, 8/01/26...........      235,000              252,639
 Series F, 8.20%, 11/15/04........................       85,000               92,364
 Series F, Pre-Refunded, 8.20%, 11/15/04..........    5,250,000            5,730,690
 Series F, Pre-Refunded, 6.50%, 2/15/07...........    8,050,000            8,755,663
 Series F, Pre-Refunded, 6.50%, 2/15/08...........    7,540,000            8,200,956
 Series F, Pre-Refunded, 6.60%, 2/15/10...........   16,000,000           17,476,480
 Series F, Pre-Refunded, 8.25%, 11/15/15..........    2,000,000            2,185,040
 Series F, Pre-Refunded, 8.25%, 11/15/17..........    2,500,000            2,731,300
 Series G, 6.00%, 10/15/26........................   15,160,000           14,901,067
 Series G, Pre-Refunded, 6.00%, 10/15/26..........      175,000              187,898
 Series H, 7.10%, 2/01/12.........................      210,000              221,775
 Series H, 7.00%, 2/01/16.........................      215,000              225,623
 Series H, Pre-Refunded, 7.10%, 2/01/12...........    2,790,000            2,985,774
 Series H, Pre-Refunded, 7.20%, 2/01/14...........   10,000,000           10,722,800
 Series H, Pre-Refunded, 7.00%, 2/01/16...........    3,785,000            4,042,607
 Series H-1, 6.125%, 8/01/11......................    4,900,000            5,106,535
 Series H-1, Pre-Refunded, 6.125%, 8/01/09........      240,000              257,578
 Series H-1, Pre-Refunded, 6.125%, 8/01/11........      100,000              107,324
 Series I, 6.25%, 4/15/13.........................   18,245,000           19,068,214
 Series I, 6.25%, 4/15/27.........................    3,185,000            3,211,977
 Series I, Pre-Refunded, 6.25%, 4/15/13...........   18,365,000           19,940,533
 Series I, Pre-Refunded, 6.25%, 4/15/27...........    3,815,000            4,142,289
New York City Health and Hospital Corp.
 Revenue, Series A, Pre-Refunded, 6.00%, 2/15/07..    5,010,000            5,324,778
New York City IDA, IDR, Brooklyn Navy Yard
 Cogeneration Partners,
  5.65%, 10/01/28.................................    5,000,000            4,484,450
  5.75%, 10/01/36.................................    5,750,000            5,170,745
New York City Municipal Water Finance
 Authority Water and Sewer System Revenue,
  Series A, 7.10%, 6/15/12........................      895,000              934,595
  Series A, 5.75%, 6/15/30........................    8,000,000            7,560,480
  Series A, Pre-Refunded, 7.10%, 6/15/12..........    1,560,000            1,645,238
  Series A, Pre-Refunded, 7.00%, 6/15/15..........    4,980,000            5,240,404
  Series B, 5.875%, 6/15/26.......................    6,500,000            6,283,290
  Series B, 5.75%, 6/15/29........................   15,000,000           14,185,500
  Series B, MBIA Insured, 5.75%, 6/15/26..........    3,000,000            2,927,940
New York City Transitional Finance Authority
 Revenue, Future Tax Secured, Series C,
 5.00%, 5/01/29...................................   10,750,000            9,025,593




FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)

                                    PRINCIPAL
                                  AMOUNT VALUE
-----------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
New York City Transportation Authority
 MTA, Triborough COP, Series A, AMBAC
 Insured, 5.40%, 1/01/19 .....................     $20,000,000         $ 18,685,600
New York State Dormitory Authority Lease
 Revenue, State University Dormitory
 Facilities, 5.50%, 7/01/27 ..................       8,915,000            8,039,369
New York State Dormitory Authority Revenue,
  City University General Resources, Series
     2, MBIA Insured, Pre-Refunded, 6.25%,
     7/01/19 .................................       4,000,000            4,270,320
  City University System Consolidated,
     Series 1, 5.375%, 7/01/24 ...............      21,420,000           19,076,652
  City University System Consolidated,
     Third, Series 1, 5.25%, 7/01/25 .........      10,000,000            8,649,000
  City University System, Third General,
     6.00%, 7/01/20 ..........................      16,860,000           16,584,170
  City University System, Third General,
     Series 2, 6.00%, 7/01/26 ................       5,500,000            5,356,890
  City University System, Third General,
     Series 2, Pre-Refunded, 6.00%, 7/01/2 ...      14,150,000           15,254,549
  Interfaith Medical Center, Series D,
     5.40%, 2/15/28 ..........................       8,000,000            6,794,400
  Mental Health Services Facilities, Series
     A, 6.00%, 8/15/17 .......................      18,000,000           17,939,700
  Mental Health Services Facilities, Series
     A, 5.75%, 2/15/27 .......................       5,000,000            4,717,700
  Our Lady Nursing Home, FHA Insured,
     5.90%, 8/01/20 ..........................       6,750,000            6,529,950
  Second Hospital, Interfaith Medical
     Center, Series D, 5.30%, 2/15/19 ........       5,000,000            4,410,250
  State University Educational Facilities,
     5.125%, 5/15/21 .........................       9,000,000            7,791,210
  State University Educational Facilities,
     Pre-Refunded, 6.00%, 5/15/18 ............       5,000,000            5,385,850
  State University Educational Facilities,
     Series B, 7.375%, 5/15/14 ...............       4,240,000            4,376,189
  State University Educational Facilities,
     Series B, 7.00%, 5/15/16 ................       2,000,000            2,058,740
New York State Dormitory Authority
 Revenues, Upstate Community Colleges,
 Series A, 5.00%, 7/01/28 ....................      10,000,000            8,273,000
New York State Energy Research and
 Development Authority Electric Facilities
 Revenue, Consolidated Edison Project,
 Refunding, Series A, 6.10%, 8/15/20 .........       8,500,000            8,514,535
  Long Island Light, Series A,
     Pre-Refunded, 7.15%, 2/01/22 ............       1,500,000            1,619,040
  Series A, 7.15%, 6/01/20 ...................      12,885,000           13,661,192
  Series A, Pre-Refunded, 7.15%, 6/01/20 .....       4,615,000            4,975,293
New York State HFA, Service Contract
 Obligation Revenue,
  Refunding, Series C, 5.875%, 9/15/14 .......       4,675,000            4,658,591
  Refunding, Series C, 5.50%, 9/15/22 ........      17,505,000           15,858,130
  Series A, 6.375%, 9/15/14 ..................          25,000               25,788
  Series A, 6.375%, 9/15/16 ..................       3,785,000            3,861,457
  Series A, Pre-Refunded, 6.375%, 9/15/14 ....       3,130,000            3,416,865
  Series A, Pre-Refunded, 6.50%, 3/15/25 .....      10,000,000           11,054,300
  Series C, 6.125%, 3/15/20 ..................      25,500,000           25,307,220
New York State HFAR,
  Health Facilities, New York City,
     Refunding, Series A, 5.90%, 5/01/05 .....      14,070,000           14,300,467
  Housing Project Mortgage, Refunding,
     Series A, FSA Insured, 6.10%, 11/01/15 ..       5,475,000            5,606,017
  Housing Project Mortgage, Refunding,
     Series A, FSA Insured, 6.125%, 11/01/20 .       4,230,000            4,295,692
New York State Medical Care Facilities
 Finance Agency Revenue,
  Hospital and Nursing Home, Mortgage Revenue,
     Series A, FHA Insured, 6.50%, 2/15/34 ...       6,730,000            6,938,697
  Hospital and Nursing Home, Refunding, FSA
     Mortgage Insured, 6.40%, 8/15/14 ........      10,330,000           10,813,754
  Hospital Mortgage, Series A, AMBAC
     Insured, Pre-Refunded, 6.50%, 8/15/29 ...       7,600,000            8,344,192
  The Hospital for Special Surgery Revenue,
     Series A, Pre-Refunded, 6.375%, 8/15/24 .      12,500,000           13,631,750
New York State Tollway Authority Service
 Contract Revenue, Local Highway and Bridge,
  5.75%, 4/01/16 .............................      13,200,000           12,844,260
  Pre-Refunded, 6.25%, 4/01/14 ...............      11,600,000           12,560,480
New York State Urban Development Corp.
 Revenue,
  Correctional Capital Facilities, Series
     5, 6.10%, 1/01/12 .......................       7,685,000            7,917,548
  Youth Facilities, 6.00%, 4/01/17 ...........      11,720,000           11,656,712




FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)

                                    PRINCIPAL
                                  AMOUNT VALUE
----------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
Triborough Bridge and Tunnel Authority
 Revenue, General Purpose, Series B, 5.50%,
 1/01/30 ....................................    $ 15,000,000         $ 13,822,050
Warren and Washington Counties IDAR,
 Adirondack Resource Recovery Project,
 Refunding, Series A,  7.90%, 12/15/07 ......       4,190,000            4,225,657
                                                                     -------------
                                                                     1,156,638,595
                                                                     -------------
NORTH CAROLINA 3.9%
Charlotte-Mecklenberg Hospital Authority
 Health Care System Revenue,
  5.90%, 1/15/16 ............................       7,010,000            6,866,225
  Pre-Refunded, 5.90%, 1/15/16 ..............       2,890,000            3,082,272
Cumberland County Hospital Facilities
 Revenue, Cumberland County Hospital
 Systems Inc., Refunding,
 5.25%, 10/01/24 ............................       6,000,000            5,145,960
North Carolina Eastern Municipal Power
 Agency Power System Revenue,
  Refunding, Series A, 6.50%, 1/01/17 .......      25,700,000           25,670,702
  Refunding, Series A, 5.75%, 1/01/26 .......      65,350,000           57,875,921
  Refunding, Series B, 6.25%, 1/01/12 .......       6,875,000            6,898,306
  Refunding, Series B, 6.00%, 1/01/14 .......      14,000,000           13,469,540
  Refunding, Series B, 6.00%, 1/01/22 .......       1,250,000            1,171,450
  Refunding, Series B, 6.25%, 1/01/23 .......      39,030,000           37,685,026
  Refunding, Series B, 5.75%, 1/01/24 .......      35,140,000           31,244,028
  Refunding, Series B, FGIC Insured, 6.25%,
     1/01/23 ................................       4,000,000            4,114,760
  Refunding, Series B, MBIA Insured, 5.80%,
     1/01/16 ................................      11,175,000           11,221,265
  Refunding, Series B, MBIA Insured, 5.75%,
     12/01/16 ...............................      14,420,000           13,299,422
  Series B, 6.00%, 1/01/05 ..................       1,355,000            1,374,648
  Series B, MBIA Insured, 5.875%, 1/01/21 ...      13,325,000           13,204,409
  Series D, 5.875%, 1/01/13 .................       5,790,000            5,556,489
North Carolina Medical Care Commission
 Hospital Revenue, Mission St. Joseph's
 Health System Project,
 MBIA Insured, 5.125%, 10/01/28 .............       5,000,000            4,347,300
North Carolina Municipal Power Agency No.
 1 Catawba Electric Revenue, Refunding,
  5.75%, 1/01/15 ............................      12,435,000           11,531,722
  6.25%, 1/01/17 ............................       9,720,000            9,618,232
University Hospital Chapel Hill Revenue,
 Refunding, AMBAC Insured, 5.00%, 2/15/21 ...       5,000,000            4,408,500
Wake County Industrial Facilities and PCFA
 Revenue, Carolina Power and Light Co.,
 6.90%, 4/01/09 .............................       5,000,000            5,141,450
                                                                       -----------
                                                                       272,927,627
                                                                       -----------
NORTH DAKOTA .4%
Dickinson Health Care Facilities Revenue,
 BHS Long-Term Care Inc., 7.625%, 2/15/20 ...       7,750,000            7,940,728
Ellendale MFHR, Ellendale Manor Apartments
 Project, 9.75%, 7/01/16 ....................         244,000              244,351
Mercer County PCR, Basin Electric Power
 Corp.,
  Refunding, Second Series, AMBAC Insured,
     6.05%, 1/01/19 .........................       9,130,000            9,165,881
  Series E, 7.00%, 1/01/19 ..................      11,395,000           11,752,803
Wahpeton MFHR, Evergreen Apartments
 Project, 9.75%, 7/01/16 ....................         658,000              659,013
                                                                        ----------
                                                                        29,762,776
                                                                        ----------


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)

                                    PRINCIPAL
                                  AMOUNT VALUE
----------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
OHIO 1.7%
Cuyahoga County Hospital Revenue,
 University Hospitals Health System Inc.,
 Refunding, AMBAC Insured,
 5.50%, 1/15/30.................................  $ 5,000,000          $ 4,620,100
Dayton Special Facilities Revenue, Emery
 Air Freight Corp., Emery Worldwide Air
 Inc., Refunding,
 Series A, 5.625%, 2/01/18......................    6,000,000            5,437,140
 Series E, 6.05%, 10/01/09......................    4,000,000            4,059,280
 Series F, 6.05%, 10/01/09......................    2,750,000            2,790,755
Franklin County Convention Facilities
 Authority Tax and Lease Revenue,
 Anticipation Bonds, MBIA Insured,
 5.00%, 12/01/27................................    7,500,000            6,406,350
Hamilton County Hospital Facilities
 Revenue, Children's Hospital Medical
 Center, Series G, MBIA Insured,
 5.00%, 5/15/23.................................   10,000,000            8,657,300
Medina City School District GO, FGIC
 Insured, 5.25%, 12/01/28.......................    7,500,000            6,701,925
Montgomery County Health Systems Revenue,
 Franciscan at Saint Leonard, Refunding,
 5.50%, 7/01/18.................................    3,625,000            3,154,765
 Franciscan Facility, Series B-2, 8.10%,
 7/01/01........................................    1,000,000            1,025,150
 Franciscan Medical Center-Dayton,
 Refunding, 5.50%, 7/01/18......................    1,995,000            1,736,209
 Series B-2, 8.10%, 7/01/18.....................    3,705,000            4,094,729
 Series B-2, Pre-Refunded, 8.10%, 7/01/18.......    8,295,000            9,896,930
Montgomery County Hospital Facilities
 Revenue, Grandview Hospital and Medical
 Center, Refunding,
 5.50%, 12/01/10................................    1,300,000            1,210,040
 5.60%, 12/01/11................................    1,000,000              927,000
 5.65%, 12/01/12................................      925,000              854,090
Ohio State Air Quality Development
 Authority Revenue,
 Dayton Power and Light Co. Project,
 Refunding, 6.10%, 9/01/30......................   12,000,000           11,737,920
 PCR, Toledo Edison, Series B, Refunding,
 8.00%, 5/15/19.................................    6,325,000            6,516,837
Ohio State EDR, Good Samaritan Medical
 Center, Series 1990-3, 7.875%, 12/01/10........    1,440,000            1,484,626
Ohio State Solid Waste Disposal Revenue,
 USG Corp. Project, 5.65%, 3/01/33..............    5,330,000            4,637,580
Ohio State Water Development Authority
 PCR, Facilities Revenue, Toledo Edison,
 Series A, 8.00%, 5/15/19.......................   10,000,000           10,303,300
Ohio State Water Development Authority              3,250,000            3,336,905
 Revenue, Dayton Power, Refunding, Series A,
 6.40%, 8/15/27.................................
University of Akron General Receipts, FGIC
 Insured, 5.75%, 1/01/29........................   11,305,000           10,827,025
University of Cincinnati COP, University
 Center Project, MBIA Insured, 5.125%,
 6/01/24.........................................  10,500,000            9,388,155
                                                                         ---------
                                                                       119,804,111
                                                                       -----------
OKLAHOMA .9%
Oklahoma State Turnpike Authority
 Turnpike Revenue, First Senior, 7.875%,
 1/01/21.........................................     610,000              621,944
Stillwater Medical Center Authority
 Revenue,
 Series A, 6.10%, 5/15/09........................   3,440,000            3,352,762
 Series B, 6.35%, 5/15/12........................   1,235,000            1,204,804
 Series B, 6.50%, 5/15/19........................   3,390,000            3,341,998
Tulsa County Home Finance Authority
 Mortgage Revenue, Series D, GNMA Secured,
 6.95%, 12/01/22.................................     415,000              424,894
Tulsa County Municipal Airport Revenue,
 American Airlines Inc.,
 7.35%, 12/01/11.................................   4,000,000            4,267,320
 6.25%, 6/01/20..................................  18,530,000           18,275,768
 7.375%, 12/01/20................................  11,000,000           11,457,490
Tulsa County Parking Authority, Series B,
 6.90%, 12/01/07.................................   3,000,000            3,188,220
 7.00%, 12/01/14.................................   5,500,000            5,756,465




FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)

                                    PRINCIPAL
                                  AMOUNT VALUE
----------------------------------------------------------------------------------
LONG TERM INVESTMENTS(CONT.)
BONDS(CONT.)
OKLAHOMA (CONT.)
Tulsa Housing Assistance Corp. Revenue,
 First Lien, Refunding, 6.80%, 7/01/11..........  $ 2,740,000          $ 2,841,517
Tulsa Industrial Authority Hospital
 Revenue, St. John Medical Center Project,
 Series A, 6.25%, 2/15/14.......................    2,000,000            2,147,680
Valley View Hospital Authority Revenue,
 Valley View Regional Medical Center,
 Refunding, 6.00%, 8/15/14......................    4,000,000            3,764,360
                                                                        ----------
                                                                        60,645,222
                                                                        ----------
OREGON .4%
Medford Hospital Facilities Authority
 Revenue, Asante Health System, Series A,
 MBIA Insured, 5.00%, 8/15/24...................    3,655,000            3,173,563
Oregon State Department of Administrative
 Services COP, Series A, AMBAC Insured,
 Pre-Refunded, 5.80%, 5/01/24...................    5,000,000            5,291,650
Oregon State EDR, Georgia Pacific Corp.
 Project, Refunding, Series 183, 5.70%,
 12/01/25.......................................    3,500,000            3,150,280
 Series CLVII, 6.35%, 8/01/25...................    5,500,000            5,451,105
Salem-Keizer GO, School District No. 24J,
 5.00%, 6/01/19.................................   15,055,000           13,477,387
                                                                        ----------
                                                                        30,543,985
                                                                        ----------
PENNSYLVANIA 3.2%
Allegheny County Hospital Development
 Authority Revenue, University of
 Pittsburgh Health Center, Refunding,
 Series A, MBIA Insured, 5.625%, 4/01/27........    6,550,000            6,129,556
Allegheny County IDAR, Environmental
 Improvement,
 6.70%, 12/01/20................................    5,250,000            5,435,483
 USX Corp., Refunding, 5.50%, 12/01/29..........   10,000,000            8,650,400
Berks County GO, AMBAC Insured, 5.00%,
 11/15/25.......................................    5,000,000            4,246,650
Cambria County HDA, Hospital Revenue,
 Conemaugh Valley Memorial Hospital,
 Refunding, Series B,
 Connie Lee Insured, Pre-Refunded, 6.30%,
 7/01/08........................................    9,600,000           10,193,664
 Pre-Refunded, Connie Lee Insured, 6.375%,
 7/01/18........................................   10,740,000           11,424,138
Delaware County IDAR, Philadelphia
 Electric, Refunding, Series 1991, 7.375%,
 4/01/21........................................    6,500,000            6,903,130
Delaware Valley Regional Finance Authority
 Local Government Revenue, Series B, AMBAC
 Insured, 5.60%, 7/01/17........................    5,000,000            4,900,750
Lehigh County IDA, PCR, Pennsylvania Power
 and Light Co. Project, Refunding, Series
 A, MBIA Insured,
 6.15%, 8/01/29.................................   4,000,000            4,021,520
Montgomery County Higher Education and
 Health Authority Revenue, Jeanes Health
 System Project, Pre-Refunded,
 8.75%, 7/01/20.................................    5,500,000            5,777,310
Montgomery County IDA, Retirement
 Community Revenue, Act Retirement-Life
 Communities, 5.25%, 11/15/28...................    2,500,000            2,099,900
Pennsylvania EDA,
 Financing Authority Revenue, Macmillan,
 LP Project, Pre-Refunded, 7.60%, 12/01/20......    5,000,000            5,742,250
 Financing Resources Recovery Revenue,
 Colver Project, Series D, 7.125%, 12/01/15.....   13,500,000           14,343,210
Pennsylvania HFA,
 Rental Housing, Refunding, FGIC Insured,
 6.40%, 7/01/12.................................   10,590,000           11,017,624
 SFM, Series 1991, 7.15%, 4/01/15...............    3,635,000            3,748,412
Pennsylvania State Financial Authority
 Revenue, Municipal Capital Improvements
 Program, Refunding,
 6.60%, 11/01/09................................   33,280,000           35,620,250
Pennsylvania State Higher Educational
 Facilities Authority Revenue, Temple
 University, First Series, MBIA Insured,
 5.00%, 4/01/29.................................    9,000,000            7,567,920
Philadelphia Gas Works Revenue,
 1st Series A, FSA Insured, 5.00%, 7/01/26......    5,000,000            4,239,050
 13th Series, Pre-Refunded, 7.70%, 6/15/21......    2,850,000            3,056,511
 14th Series A, Pre-Refunded, 6.375%,
 7/01/26........................................    1,210,000            1,302,432
 Refunding, 14th Series, 6.375%, 7/01/26........    2,740,000            2,696,571




FRANKLIN FEDERAL TAX-FREE INCOME FUND
Statement of Investments, October 31, 1999 (unaudited) (cont.)

                                    PRINCIPAL
                                  AMOUNT VALUE
----------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
PENNSYLVANIA (CONT.)
Philadelphia GO,
 MBIA Insured, 5.00%, 5/15/25...................  $ 5,000,000          $ 4,252,650
 Refunding, Series A, 11.50%, 8/01/00...........    1,000,000            1,050,530
Philadelphia Hospitals and Higher
 Education Facilities Authority Revenue,
 Temple University Hospital,
 5.875%, 11/15/23...............................    5,000,000            4,381,450
Philadelphia Hospitals and Higher
 Educational Facilities Authority Revenue,
 Mortgage, North Philadelphia Health
 Systems, Series A, FHA Insured,
 5.30%, 1/01/18.................................    3,330,000            3,019,278
 5.35%, 1/01/23.................................    5,780,000            5,153,737
 5.375%, 1/01/28................................    3,765,000            3,326,189
Philadelphia Parking Authority Parking
 Revenue,
 Airport, FSA Insured, 5.25%, 9/01/29...........   15,000,000           13,145,550
 AMBAC Insured, 5.00%, 2/01/27..................    5,000,000            4,197,950
Philadelphia Water and Sewer Revenue,
 Series 10, ETM, 7.35%, 9/01/04.................   10,695,000           11,583,968
Pittsburgh and Allegheny County Public
 Auditorium Hotel Room Revenue, AMBAC
 Insured, 5.125%, 2/01/35.......................   15,000,000           12,644,100
South Fork Municipal Authority Hospital
 Revenue, Conemaugh Valley Memorial
 Hospital Project, Series A,
 MBIA Insured, 5.75%, 7/01/26...................    5,000,000            4,770,450
                                                                         ---------
                                                                       226,642,583
                                                                       -----------
RHODE ISLAND 1.4%
Providence GO, Special Obligation Tax
 Increment, Series A, 7.65%, 6/01/16............    9,900,000           10,693,782
Rhode Island Clean Water Financing Agency
 Revenue, Safe Drinking Water Providence,
 Series A, AMBAC Insured,
 6.70%, 1/01/15.................................    2,200,000            2,352,328
Rhode Island Housing and Mortgage Finance
 Corp. Revenue, Homeownership Opportunity,
 Series 2, 7.75%, 4/01/22.......................    1,175,000            1,204,093
 Series 10-A, 6.50%, 10/01/22...................   20,200,000           20,631,270
 Series 10-A, 6.50%, 4/01/27....................   13,085,000           13,347,747
 Series 13, 6.70%, 10/01/15.....................    7,400,000            7,613,268
 Series 13, 6.85%, 4/01/27......................    1,515,000            1,560,147
 Series 15-A, 6.85%, 10/01/24...................   15,000,000           15,396,750
 Series 17-A, 6.25%, 4/01/17....................    2,320,000            2,347,237
 Series 17-A, 6.375%, 10/01/26..................    2,720,000            2,752,586
Rhode Island Port Authority and EDC
 Revenue, Shepard Building Project, Series B,
 AMBAC Insured, Pre-Refunded,
 6.75%, 6/01/25.................................    3,000,000            3,296,430
Rhode Island State Health and Educational
 Building Corp. Revenue,
 Health Facilities, Saint Antoine, Series B,
 6.125%, 11/15/29...............................    8,400,000            8,082,396
 Health Facilities, Tockwotton Home,
 Pre-Refunded, 7.25%, 4/15/17...................    3,000,000            3,241,620
 Roger William Realty, FHA Insured, 7.50%,
 8/01/29........................................      900,000              920,673
 St. Antoine Residence, 6.70%, 11/15/12.........    2,320,000            2,536,966
 St. Antoine Residence, 6.75%, 11/15/18.........    2,750,000            3,012,185
                                                                         ---------
                                                                        98,989,478
                                                                        ----------
SOUTH CAROLINA .8%
Berkeley County School District COP,
 Berkeley School Facilities Group Inc.,
 AMBAC Insured, Pre-Refunded,
 6.30%, 2/01/16.................................    1,800,000            1,937,610
Piedmont Municipal Power Agency Electric
 Revenue, Refunding,
 6.60%, 1/01/21.................................   10,645,000           10,607,743
 Series A, 5.75%, 1/01/24.......................    3,150,000            2,800,760




FRANKLIN FEDERAL TAX-FREE INCOME FUND
Statement of Investments, October 31, 1999 (unaudited) (cont.)

                                                    PRINCIPAL
                                                    AMOUNT                 VALUE
----------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
SOUTH CAROLINA (CONT.)
Piedmont Municipal Power Agency Electric
 Revenue, Refunding, (cont.)
 Series A, AMBAC Insured, 6.55%, 1/01/16 ........ $ 7,340,000          $ 7,317,466
 Series A, AMBAC Insured, 5.75%, 1/01/24 ........   5,050,000            4,864,615
Richland County PCR, Union Camp Corp.
 Project, Refunding, Series C, 6.55%,
 11/01/20 .......................................   3,000,000            3,066,420
South Carolina Housing Finance and
 Development Authority Mortgage Revenue,
 Series A-2, AMBAC Insured,
 5.80%, 7/01/27 .................................   6,405,000            6,308,989
South Carolina Public Service Authority
 Revenue, Refunding, Series A, AMBAC
 Insured, 6.375%, 7/01/21 .......................  12,765,000           13,154,205
Spartanburg County Health Services
 District Inc. Hospital Revenue, Series A,
 MBIA Insured, 5.50%, 4/15/27 ...................   3,000,000            2,791,620
                                                                         ---------
                                                                        52,849,428
                                                                        ----------
SOUTH DAKOTA .3%
Lawrence County PCR, Black Hills Power and
 Light Co. Project, Refunding, 6.70%,
 6/01/10 ........................................   5,000,000            5,241,350
South Dakota HDA Revenue, Homeownership
 Mortgage,
 Series A, 6.30%, 5/01/17 ......................    2,580,000            2,618,390
 Series A, 7.15%, 5/01/27 ......................    8,955,000            9,288,753
 Series D, 6.65%, 5/01/14 ......................    3,345,000            3,456,890
 Series G, 7.125%, 5/01/14 .....................    3,405,000            3,563,877
                                                                         ---------
                                                                        24,169,260
                                                                        ----------
TENNESSEE 1.0%
Chattanooga Health Educational and Housing
 Facility Board Revenue, Catholic Health
 Initiatives, Refunding,
 Series A, 5.00%, 12/01/18 ....................     2,150,000            1,835,735
Franklin IDB, MFHR, Landings Apartment
 Project, Refunding, Series A, FSA Insured,
 6.00%, 10/01/26 ..............................     2,000,000            1,994,580
Hamilton County IDB, MFHR, Patten Towers
 Apartments, Series A,
 6.125%, 8/01/05 ..............................     2,460,000            2,484,108
 6.30%, 8/01/07 ...............................     1,000,000            1,010,910
Knox County Health, Educational and
 Housing Facilities Board MFHR, East Towne
 Village Project, GNMA Secured,
 8.20%, 7/01/28 ...............................     4,695,000            4,817,164
 Knoxville Electric Revenue, Refunding and
 Improvement Systems, Series S, 5.10%,
 7/01/24 ......................................     3,840,000            3,335,616
Memphis-Shelby County Airport Authority
 Special Facilities and Project Revenue,
 Federal Express Corp.,
 7.875%, 9/01/09 ..............................    14,690,000           15,696,853
 6.75%, 9/01/12 ...............................     6,520,000            6,840,197
Metropolitan Government of Nashville and
 Davidson County GO, Refunding, 5.125%,
 5/15/25 ......................................    12,100,000           10,639,288
Metropolitan Government of Nashville and
 Davidson County Health and Educational
 Facilities Board Revenue,
 Multi-Modal Health Facility, Asset
 Guaranty, 5.50%, 5/01/23 .....................       985,000              902,556
Metropolitan Government of Nashville and
 Davidson County IDBR, Osco Treatment Inc.,
 Refunding and Improvement, 6.00%, 5/01/03 ....     5,000,000            5,053,200
Metropolitan Nashville Airport Authority
 Revenue, Series C, FGIC Insured, 6.60%,
 7/01/15 ......................................     1,940,000            2,031,762
Mount Pleasant IDR, PCR, Stauffer Chemical
 Co. Project, 8.00%, 12/01/12 .................     1,990,000            2,054,775
Shelby County Health Educational and
 Housing Facilities Board Hospital Revenue,
 MBIA Insured, 5.00%, 4/01/18 .................     5,000,000            4,376,300
Tennessee HDA, Homeownership Program,
 Series 1992, 6.80%, 7/01/17 ..................     2,310,000            2,378,261
Tennessee State Local Development
 Authority Revenue, Community Provider
 Pooled Loan Program, Pre-Refunded,
 6.45%, 10/01/14 ..............................     2,275,000            2,438,231
                                                                         ---------
                                                                        67,889,536
                                                                        ----------



FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)

                                                   PRINCIPAL
                                                    AMOUNT                VALUE
----------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
TEXAS 5.9%
Austin Utility System Revenue,
  Refunding, FGIC Insured, 6.25%, 5/15/16 ....... $ 7,755,000          $ 8,113,281
  Series A, Pre-Refunded, 8.00%, 11/15/16 .......  18,100,000           19,119,030
Bexar County Health Facilities Development
 Corp. Revenue, Incarnate Word Health
 Services, Refunding, FSA Insured, ETM,
  6.00%, 11/15/15 ...............................   4,500,000            4,730,850
  6.10%, 11/15/23 ...............................   8,300,000            8,934,120
Bexar County HFC, MFHR, Sunpark Apartments
 Project, 6.875%, 12/01/12 ......................   1,695,000            1,747,257
Bexar Metropolitan Water District Water
 Works Systems Revenue, Refunding, MBIA
 Insured, 5.875%, 5/01/22 ......................    2,860,000            2,816,156
Brazos River Authority PCR, Texas
 Utilities Electric Co. Project,
 Collateralized, Refunding, Series C,
 5.55%, 6/01/30 ................................   20,000,000           17,138,200
Dallas-Fort Worth International Airport
 Facilities Improvement Corp. Revenue,
 American Airlines Inc.,
  8.00%, 11/01/24 ..............................   99,000,000          103,652,010
  Refunding, 6.00%, 11/01/14 ...................   29,400,000           28,971,936
El Paso HFC, SFMR, Refunding, Series A,
 8.75%, 10/01/11 ...............................    3,040,000            3,209,237
Fort Worth Higher Education Financial
 Corp. Higher Education Revenue, Texas
 Christian University Project,
  5.00%, 3/15/27 ...............................    4,000,000            3,380,360
Grand Prairie Health Facilities
 Development Corp., Dallas/Fort Worth
 Medical Center Project, Refunding,
 AMBAC Insured, 6.875%, 11/01/10 ...............    2,700,000            2,696,274
Gulf Coast Waste Disposal Authority
 Environmental Improvement Revenue, UXS
 Corp. Projects, Refunding,
 5.50%, 9/01/17 ................................    3,250,000            2,922,173
Harris County IDR, Marine Terminal
 Revenue, Refunding, 6.95%, 2/01/22 ............   20,250,000           21,156,998
Houston Higher Education Finance Corp.
 Higher Education Revenue, Rice University
 Project, Series A,
  5.375%, 11/15/29 .............................   10,000,000            9,019,400
Houston Water and Sewer System Revenue,
  junior lien, Refunding, Series D, FGIC
  Insured, 5.00%, 12/01/25 .....................    9,710,000            8,245,732
  Refunding, Series B, 6.375%, 12/01/14 ........   21,000,000           22,014,300
Joshua ISD, Refunding, Series B, 6.125%,
 2/15/26 .......................................       20,000               20,031
Lower Neches Valley Authority IDC Revenue,
 Mobil Oil Refunding Corp., Refunding,
 5.55%, 3/01/33 ................................    2,500,000            2,258,975
Lubbock HFC, SFMR, MBS Program, Refunding,
 Series A, GNMA Secured, 6.125%, 12/01/17 ......    1,000,000            1,008,220
Matagorda County Navigation District No. 1
 PCR,
  Central Power and Light Co. Project,
   Refunding, Series E, MBIA Insured, 6.10%,
   7/01/28 .....................................   25,300,000           25,463,691
  Central Power and Light Co. Project,
   Refunding, 6.00%, 7/01/28 ...................   19,200,000           18,243,456
Matagorda County Navigation District No. 1
 Revenue, PCR, Collateralized, Houston
 Lighting and Power Co.,
  Refunding, Series A, AMBAC Insured,
  6.70%, 3/01/27 ...............................    5,500,000            5,756,025
Mesquite HFC, SFMR, Series 1983, 10.75%,
 9/01/14 .......................................      575,000              582,165
North Central Health Facility Development
 Corp. Revenue, Texas Health Resources
 System, Series B, MBIA Insured,
  5.125%, 2/15/22 ..............................    5,985,000            5,225,922
Nueces River Authority Environmental
 Improvement Revenue, Asarco Inc. Project,
 Refunding, Series A,
  5.60%, 4/01/18 ...............................    4,500,000            4,037,400
Port Corpus Christi IDC Revenue, Valero,
 Refunding,
  Series B, 5.40%, 4/01/18 .....................    4,000,000            3,507,960
  Series C, 5.40%, 4/01/18 .....................    6,000,000            5,320,500
Port Corpus Christi Nueces County General
 Revenue, Union Pacific, Refunding, 5.65%,
 12/01/22 ......................................   18,000,000           16,382,520
Red River Authority PCR, West Texas
 Utilities Co. Project, Public Service Co.
 of Oklahoma, Central Power and
 Light Co., Refunding, MBIA Insured,
 6.00%, 6/01/20                                     5,000,000            5,039,700




FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)

                                                   PRINCIPAL
                                                    AMOUNT                 VALUE
----------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
TEXAS (CONT.)
Sabine River Authority PCR,
  Southwestern Electric Power Co.,
   Refunding, MBIA Insured, 6.10%, 4/01/18 .....  $ 4,000,000          $ 4,086,720
  Texas Utilities Electric Co. Project,
   Collateralized, Refunding, FGIC Insured,
   6.55%, 10/01/22 .............................    7,700,000            8,056,356
San Antonio Electric and Gas Revenue,
  5.50%, 2/01/20 ...............................    9,505,000            8,887,935
  Pre-Refunded, 5.50%, 2/01/20 .................      495,000              514,226
San Antonio Water Revenue, senior lien,
 MBIA Insured,
  6.50%, 5/15/10 ...............................    2,795,000            2,952,470
  Pre-Refunded, 6.50%, 5/15/10 .................    1,440,000            1,536,797
Tarrant County Health Facilities
 Development Corp. Health Services Revenue,
 Health Resources System, Series A,
  MBIA Insured, 5.00%, 2/15/26 .................   10,000,000            8,452,500
Texas Water Development Board Revenue,
 State Revolving Fund, 6.00%, 7/15/13 ..........    2,500,000            2,580,125
Travis County HFC, SFMR, Refunding, Series
 A, 6.95%, 10/01/27 ............................    3,735,000            3,872,261
Tyler Health Facilities Development Corp.
 Hospital Revenue, East Texas Medical
 Center Project,
  Series A, MBIA Insured, 5.50%, 11/01/17 ......    1,735,000            1,649,465
  Series D, FSA Insured, 5.375%, 11/01/27 ......   14,500,000           12,884,700
                                                                       -----------
                                                                       416,187,434
                                                                       -----------
US TERRITORIES 1.7%
District of Columbia GO, Series E, MBIA
 Insured,
  6.00%, 6/01/13 ...............................    3,845,000            3,901,060
  Pre-Refunded, 6.00%, 6/01/13 .................      155,000              164,765
District of Columbia HFA, MFHR, Refunding,
 Series A, FHA Insured,
  7.10%, 9/01/12 ...............................    1,830,000            1,892,092
  7.15%, 3/01/24 ...............................    6,575,000            6,766,004
District of Columbia Hospital Revenue,
 Washington Hospital Center Corp., Series
 A, Pre-Refunded, 9.00%, 1/01/08 ...............    3,660,000            3,923,410
District of Columbia Redevelopment Land
 Agency Washington D.C. Sports Arena
 Special Tax Revenue, 5.625%, 11/01/1 0.........      935,000              946,641
District of Columbia Revenue,
  Association of American Medical Colleges,
   Pre-Refunded, 7.50%, 2/15/20 ................    5,685,000            5,852,992
  Catholic University of America, Connie
   Lee Insured, 6.45%, 10/01/23 ................    5,265,000            5,699,889
  Catholic University of America Project,
   Refunding, AMBAC Insured, 5.625%, 10/01/29 ..    7,500,000            6,992,850
Guam Airport Authority Revenue, Series B,
 6.60%, 10/01/10 ...............................      325,000              342,664
 6.70%, 10/01/23 ...............................    1,000,000            1,051,060
Guam Government Limited Obligation Highway
 Revenue, Refunding, Series A, FSA Insured,
 6.30%, 5/01/12 ................................      280,000              293,252
Guam Power Authority Revenue, Series A,
 5.25%, 10/01/23 ...............................      200,000              177,596
Northern Mariana Islands Commonwealth
 Ports Authority Seaport Revenue, Series A,
 6.85%, 3/15/28 ................................    1,000,000              985,130
Puerto Rico Commonwealth GO,
 AMBAC Insured, 5.40%, 7/01/25 .................      250,000              234,498
 Pre-Refunded, 6.50%, 7/01/23 ..................      250,000              274,728
 Public Improvement, Refunding, 5.75%,
  7/01/17 ......................................      250,000              248,880
Puerto Rico Commonwealth Highway and
 Transportation Authority Revenue,
  Series A, 5.00%, 7/01/38 .....................    2,500,000            2,074,100
  Series Y, 5.50%, 7/01/26 .....................    1,150,000            1,070,995
  Series Y, 5.00%, 7/01/36 .....................   59,000,000           49,606,020
  Series Y, 5.50%, 7/01/36 .....................    7,000,000            6,434,610




FRANKLIN FEDERAL TAX-FREE INCOME FUND
Statement of Investments, October 31, 1999 (unaudited) (cont.)

                                                   PRINCIPAL
                                                   AMOUNT                  VALUE
----------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
US TERRITORIES (CONT.)
Puerto Rico Commonwealth Urban Renewal and
  Housing Corp. Commonwealth Appropriation,
  Refunding,  7.875%, 10/01/04 .................   $ 3,200,000          $ 3,269,760
Puerto Rico Electric Power Authority
  Revenue,
   Series DD, 5.00%, 7/01/28 ...................     2,000,000            1,694,120
   Series R, Pre-Refunded, 6.25%, 7/01/17 ......       100,000              106,264
   Series T, 5.50%, 7/01/20 ....................       400,000              379,632
   Series X, 5.50%, 7/01/25 ....................       200,000              187,966
Puerto Rico Housing Bank and Financing
  Authority SFMR, Affordable Housing
  Mortgage, First Portfolio,
  6.25%, 4/01/29 ...............................       130,000              132,621
Puerto Rico Industrial Medical and
  Environmental PCFA Revenue, PepsiCo Inc.
  Project, 6.25%, 11/15/13 .....................       350,000              370,286
Puerto Rico Industrial Tourist Educational
  Medical and Environmental Control
  Facilities Financing Authority
  Industrial Revenue,
    Guaynabo Warehouse, Series A, 5.15%,
    7/01/19 ....................................       850,000              751,069
    Teacher's Retirement System
    Revenue,Series B, 5.50%, 7/01/21 ...........       250,000              235,800
Puerto Rico PBA, Public Education and
  Health Facilities, Refunding, Series M,
  5.75%, 7/01/15 ...............................       900,000              902,934
Puerto Rico Telephone Authority Revenue,
  Series L, Pre-Refunded, 6.125%, 1/01/22 ......       500,000              524,010
University of Puerto Rico Revenues, Series
  M, MBIA Insured, 5.25%, 6/01/25 ..............       285,000              261,738
Virgin Islands PFA Revenue,
   senior lien, Fund Loan Notes, Refunding,
     Series A, 5.50%, 10/01/18 .................     1,400,000            1,297,534
   senior lien, Fund Loan Notes, Refunding,
     Series A, 5.50%, 10/01/22 .................     6,485,000            5,940,584
   senior lien, Fund Loan Notes, Refunding,
     Series A, 5.625%, 10/01/25 ................     1,900,000            1,755,296
   sub. lien, Fund Loan Notes, Refunding,
     Series D, 5.50%, 10/01/01 .................     1,755,000            1,762,476
   sub. lien, Fund Loan Notes, Refunding,
     Series D, 5.50%, 10/01/02 .................     1,700,000            1,707,157
   sub. lien, Fund Loan Notes, Refunding,
     Series D, 5.50%, 10/01/03 .................     1,850,000            1,851,184
Virgin Islands Water and Power Authority
  Electric System Revenue, Refunding, 5.30%,
  7/01/18 ......................................       500,000              452,140

                                                                         -----------
                                                                         122,515,807
                                                                         -----------

UTAH .7%
Carbon County Solid Waste Disposal
  Revenue, Laidlaw Inc. Project, Refunding,
  Series A, 7.50%, 2/01/10 .....................      5,050,000            5,415,115
Intermountain Power Agency Power Supply
  Revenue, Refunding, Series A, 6.15%,
  7/01/14 ......................................     25,000,000           25,931,250
Salt Lake County College Revenue,
  Westminster College Project, 5.70%,
  10/01/17 .....................................      1,000,000              924,950
Westminster College Project, 5.75%,
  10/01/27 .....................................      1,000,000              905,090
Westminster College Project, 5.625%,
  10/01/28 .....................................      3,305,000            2,922,083
Utah State HFA,
  Refunding, Series A, FNMA Insured, 6.50%,
  5/01/19 ......................................      2,945,000            2,987,349
   SFM, Refunding, 6.80%, 1/01/12 ..............        685,000              708,043
   SFM, Series B, 6.55%, 7/01/19 ...............      1,680,000            1,723,462
   SFM, Series B, 6.55%, 7/01/26 ...............      2,685,000            2,739,747
   SFM, Series C-1, 6.80%, 7/01/12 .............        130,000              134,373
   SFM, Series C-1, 8.375%, 7/01/19 ............        435,000              431,816
   SFM, Series E-1, 6.65%, 7/01/20 .............      1,120,000            1,145,816
                                                                          ----------
                                                                          45,969,094
                                                                          ----------
VERMONT .1%
Vermont HFA, SFHR, Series 5, 7.00%, ............      9,400,000            9,613,192
 11/01/27                                                                 ----------


FRANKLIN FEDERAL TAX-FREE INCOME FUND
Statement of Investments, October 31, 1999 (unaudited) (cont.)

                                                    PRINCIPAL
                                                     AMOUNT                VALUE
----------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
VIRGINIA .9%
Danville IDA, Hospital Revenue,
 Danville Regional Medical Center, FGIC
 Insured, Pre-Refunded, 6.50%, 10/01/24 ........   $ 5,840,000         $ 6,350,474
 Regional Medical Center, FGIC Insured,
 Pre-Refunded, 6.50%, 10/01/19 .................    5,885,000            6,399,408
Henrico County IDA, Public Facilities
 Lease Revenue, Regional Jail Project,
 6.00%, 8/01/15 ................................    7,250,000            7,393,623
Henrico County Water and Sewer Revenue,
 Refunding, 5.00%, 5/01/22 .....................    4,875,000            4,250,269
Lynchburg IDA, Healthcare Facilities
 Revenue, Centra Health, Refunding, 5.20%,
 1/01/28 .......................................    2,000,000            1,713,820
Medical College Hospital Authority
 Revenue, General Revenue Bonds, MBIA
 Insured, 5.125%, 7/01/18 ......................    2,000,000            1,807,020
Newport News GO, Series B, 5.00%, 3/01/19 ......    3,550,000            3,154,211
Portsmouth IDAR, Hotel Conference Center
 and Parking, FSA Insured, 5.00%, 4/01/29 ......    4,000,000            3,425,840
Richmond  Public  Utility Revenue,
  Refunding, Series A,
 5.125%, 1/15/28 ...............................   15,510,000           13,373,498
 FGIC Insured, 5.125%, 1/15/28 .................    4,000,000            3,506,840
Virginia State HDA, Commonwealth Mortgage,
 Series C, Sub Series C-6, 6.25%, 1/01/15 ......    5,120,000            5,214,976
 Series H, Sub Series H-2, 6.55%, 1/01/17 ......    3,305,000            3,387,989
                                                                       -----------
                                                                        59,977,968
                                                                       -----------
WASHINGTON 2.6%
Aberdeen GO, Series A, MBIA Insured,
 5.80%, 12/01/12 ...............................      100,000              102,432
Bellevue Water and Sewer Revenue,
 Refunding, 5.875%, 7/01/10 ....................      100,000              101,967
Bellingham Housing Authority Revenue,
 Cascade Meadows Project, Pre-Refunded,
 7,10%, 11/01/23 ...............................      200,000              220,960
 Pacific Rim and Cascade Meadows Project,
  Refunding, MBIA Insured, 5.20%, 11/01/27 .....      200,000              174,772
Chelan County PUD No. 1,
 Cheland Hydro Consolidated System
  Revenue, Series A, 5.65%, 7/01/32 ............    5,000,000            4,545,300
 Consolidated Revenue, Chelan
  Hydroelectric Division I Project, Series
  A, FSA Insured, 5.25%, 7/01/33 ................     200,000              174,018
Clark County Sewer Revenue, MBIA Insured,
 5.70%, 12/01/16 ...............................      200,000              197,840
Conservation and Renewable Energy System
 Revenue, Washington Conservation Project,
 6.50%, 10/01/14 ...............................      400,000              409,792
Douglas County PUD No. 1 Electric Systems
 Revenue, MBIA Insured, 6.00%, 1/01/15 .........      100,000              102,265
Federal Way GO, Refunding, 5.85%, 12/01/21 .....      100,000               98,292
Grant County PUD No. 2,
 Priest Rapids Hydroelectric Revenue,
  Second Series, Series B, MBIA Insured,
  5.875%, 1/01/26 ..............................      100,000               97,835
 Wanapum Hydroelectric Revenue, Refunding,
  Second Series, Series A, MBIA Insured,
  5.20%, 1/01/23 ...............................      250,000              224,260
King County GO, Sewer District, 5.875%,
 1/01/15 .......................................      100,000              100,529
King County Housing Authority Revenue,
 Woodridge Park Project, 6.25%, 5/01/15 ........      175,000              177,846
King County School District No. 400,
 Mercer Island, 5.90%,  12/01/15 ...............      100,000              101,024
King County School District  No. 412,
 Shoreline, Pre-Refunded, 6.10%, 6/01/13 .......      100,000              106,191
King County School District No. 415, Kent,
 FSA Insured, 5.875%, 6/01/16 ..................      200,000              204,082
Lewis County PUD No. 1, Cowlitz Falls
 Hydroelectric Project Revenue, 6.00%, 10/01/24.      200,000              200,058
Pierce County EDC, Solid Waste Revenue,
 Occidental Petroleum Corp., 5.80%,
  9/01/29 ......................................    4,375,000            3,931,113
 Steilacoom, Refunding, 6.60%, 8/01/22 .........   32,480,000           33,445,630
Pierce County Sewer Revenue, 5.70%,
 2/01/17 .......................................      100,000               97,422
Pilchuck Development Public Corp. Special
 Facilities Airport Revenue, Tramco Project,
 B.F. Goodrich, 6.00%, 8/01/23 .................      800,000              749,096
Port Moses Lake Public Corp., Union
 Carbide Corp.,
 7.50%, 8/01/04 ................................    2,100,000            2,102,940
 7.875%, 8/01/06 ...............................    1,000,000            1,017,610



FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)

                                               PRINCIPAL
                                               AMOUNT             VALUE
----------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
WASHINGTON (CONT.)
Port of Seattle Revenue, Series B,
 6.00%, 11/01/17 ............................   $180,000         $ 181,615
 Pre-Refunded, 6.00%, 11/01/17 ..............     20,000            20,792
Seatac GO, MBIA Insured, Pre-Refunded,
 6.50%, 12/01/13 ............................  3,210,000         3,495,144
Seattle Housing Authority Low Income
  Housing Assistance Revenue, Kin On
  Project, GNMA Secured, 7.40%, 11/20/36.....     99,000           109,943
Seattle Municipality Metropolitan
 Sewer Revenue, Refunding, Series V,
 6.20%, 1/01/32 .............................  9,880,000        10,030,571
Seattle Special Obligation, Chinatown
 International District, 5.90%,8/01/26 ......  4,810,000         4,726,931
Seattle Water System Revenue, FGIC
 Insured, 5.00%, 10/01/23 ...................    300,000           256,731
Snohomish County GO, MBIA Insured, 5.90%,
 12/01/15 ...................................    100,000           102,546
Snohomish County Housing Authority
 Revenue, Pooled, 6.30%, 4/01/16 ............    200,000           203,364
Snohomish County PUD No. 1 Electric
 Revenue, Generation
 System, Refunding, FGIC Insured, 6.00%,
 1/01/18 ....................................    200,000           201,654
Snohomish County PUD No. 1 Water Revenue,
 5.85%, 11/01/17 ............................    100,000            98,795
Snohomish County USD No. 6 GO, 6.50%,
 12/01/11 ...................................  7,000,000         7,609,910
Spokane County GO, Refunding, 6.00%,
 12/01/14 ...................................    130,000           132,389
Spokane County Water District No. 3
 Water Revenue, Refunding, 5.90%,
 1/01/14 ....................................    100,000            99,801
Stevens County Public Corp. PCR,
 Water Power Co. Project, Refunding,
 6.00%, 12/01/23 ............................    300,000           286,761
Sunnyside GO, MBIA Insured, 6.10%,
 12/01/14 ...................................    100,000           103,651
Tacoma Electric System Revenue,
 Refunding, FGIC Insured, 6.25%,
 1/01/15 ....................................    200,000           207,204
Tacoma GO, Series A, MBIA Insured,
 5.625%, 12/01/22 ...........................    300,000           286,385
Tacoma Refuse Utility Revenue,
 AMBAC Insured, Pre-Refunded,
 7.00%, 12/01/19 ............................    100,000           112,001
Tacoma Water Revenue, FGIC Insured,
 5.25%, 12/01/16 ............................    100,000            92,552
University of Washington Alumni
 Association Lease Revenue, Medical
 Center Roosevelt II, FSA Insured,
 6.30%, 8/15/14 .............................  4,500,000         4,734,224
Washington State COP, Office
 Building Project, Series A, MBIA
 Insured, 6.00%, 4/01/12 ....................    100,000           102,339
Washington State Health Care Facilities
 Authority Revenue,
 Children's Hospital and Regional Medical
  Center, FSA Insured, 5.00%, 10/01/28 ......    600,000           502,307
 Multicare Health Systems, MBIA Insured,
  5.00%, 8/15/22 ............................    250,000           214,169
 Providence Services, MBIA Insured, 5.50%,
  12/01/26 ..................................  7,000,000         6,429,079
 Swedish Health Services, Refunding, AMBAC
  Insured, 5.50%, 11/15/28 ..................  7,750,000         7,150,304
Washington State Higher Education
 Facilities Authority Revenue, Pacific
 Lutheran University Project, Refunding,
 Connie Lee Insured, 5.70%, 11/01/26 ........    200,000           190,233
Washington State Housing Finance
 Commission SF Program,
 Series 1A-1, GNMA Secured, FNMA Insured,
  6.25%, 6/01/16 ............................    100,000           101,316
 Series 1A-3, GNMA Secured, FMNA Insured,
  6.15%, 12/01/15 ...........................    200,000           201,975
 Series 2N, GNMA Secured, FNMA Insured,
  6.05%, 12/01/16 ...........................    100,000           100,137
 Series 3A, GNMA Secured, FNMA Insured,
  5.75%, 12/01/28 ...........................    195,000           183,982
Washington State Housing Finance
 Commission SFMR, MBS Program, Series A,
 GNMA Secured, FNMA Insured,
  7.05%, 7/01/22 ............................     35,000            36,282
Washington State Motor Vehicle
 Fuel Tax GO, Series D, 6.00%,
 9/01/20 ....................................    240,000           239,128
Washington State Public Power Supply
  System Revenue,
 Nuclear Project No. 1, Refunding, Series
  A, 6.05%, 7/01/12 ......................... 35,355,000        36,028,865
 Nuclear Project No. 1, Refunding, Series
  A, MBIA Insured, 6.25%, 7/01/17 ........... 19,965,000        20,382,469
 Nuclear Project No. 2, Refunding, Series
  A, 6.00%, 7/01/09 ......................... 18,330,000        18,949,003
 Nuclear Project No. 2, Refunding, Series
  A, 6.30%, 7/01/12 .........................  7,700,000         8,197,881
 Nuclear Project No. 2, Series A, 6.25%,
  7/01/12 ...................................  3,200,000         3,310,495
                                                               -----------
                                                               184,096,200
                                                               -----------



FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)

                                              PRINCIPAL
                                              AMOUNT             VALUE
----------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
WEST VIRGINIA .7%
Braxton County Solid Waste Disposal
 Revenue, Weyerhaeuser Co. Project,
   6.50%, 4/01/25 .........................  $ 3,500,000      $ 3,578,049
   Refunding, 5.40%, 5/01/25 ..............   10,000,000        8,884,899
Putnam County PCR, FMC Corp.
 Project, Refunding, 5.625%, 10/01/13 .....    1,700,000        1,600,600
Taylor County PCR, Union Carbide Corp.,
 7.625%, 8/01/05 ..........................    2,400,000        2,643,047
West Virginia State GO, Series A, FGIC
 Insured, 5.20%, 11/01/26 .................   10,000,000        8,936,899
West Virginia State Hospital Finance
 Authority Hospital Revenue, Logan
 General Hospital Project, Refunding
 and Improvement, 7.25%, 7/01/20 ..........    7,000,000        6,824,999
West Virginia State Housing Development
 Fund, Housing Finance, Series D,
  7.00%, 5/01/17 ..........................    6,000,000        6,218,999
  7.05%, 11/01/24 .........................    9,000,000        9,317,429
                                                               ----------
                                                               48,004,921
                                                               ----------
WISCONSIN 1.2%
Janesville IDR, Simmons Manufacturing Co.,
 7.00%, 10/15/17 ..........................    2,200,000        2,227,301
Madison Industrial IDR, Madison Gas and
 Electric Co. Project, Series A, 6.75%,
 4/01/27 ..................................    4,220,000        4,463,451
Wisconsin Housing and EDA, Homeownership
 Revenue,
  Refunding, Series A, 6.10%, 11/01/10 ....    9,190,000        9,426,825
  Series 1, 6.75%, 9/01/15 ................   10,230,000       10,566,157
  Series 1, 6.75%, 9/01/17 ................    3,000,000        3,098,579
  Series A, 6.90%, 3/01/16 ................    1,985,000        2,069,977
  Series A, 6.45%, 3/01/17 ................    5,500,000        5,625,234
  Series A, 7.10%, 3/01/23 ................    5,305,000        5,483,194
  Series B, 7.05%, 11/01/22 ...............    3,000,000        3,135,659
Wisconsin State Health and Educational
 Facilities Authority Revenue,
 Children's Hospital of Wisconsin Inc.,
  AMBAC Insured, 5.375%, 2/15/28 ..........   21,050,000       19,003,308
 Franciscan Sisters Christian, Series A,
  5.50%, 2/15/18 ..........................    1,500,000        1,329,014
 Franciscan Sisters Christian, Series A,
  5.50%, 2/15/28 ..........................    3,000,000        2,549,009
 Mercy Health Systems Corp., AMBAC
  Insured, 6.125%, 8/15/13 ................    6,500,000        6,728,799
 Mercy Health Systems Corp., AMBAC
  Insured, 6.125%, 8/15/17 ................    7,500,000        7,650,149
                                                               ----------
                                                               83,356,656
                                                               ----------
WYOMING .3%
Wyoming CDA,
 Housing Revenue, Refunding, Series 6,
  6.10%, 12/01/28 .........................   11,540,000       11,611,201
 MFMR, Series A, 6.95%, 6/01/24 ...........    3,460,000        3,536,015
 MFMR, Series A, Pre-Refunded, 6.90%,
  6/01/12 .................................    1,395,000        1,424,587
 SFMR, Series G, 7.25%, 6/01/21 ...........      975,000        1,007,554
                                                               ----------
                                                               17,579,357
                                                               ----------
TOTAL BONDS (COST $6,665,760,662) .......................   6,699,299,617
                                                            -------------
ZERO COUPON BONDS 2.6%
Calcasieu Parish Memorial Hospital
  Service District Revenue, Lake Charles
  Parish Memorial Hospital Project,
  Series A,12/01/22 .......................   11,040,000        7,559,198
Chicago RMR, Refunding, Series B, MBIA
  Insured,10/01/09.........................    5,345,000        2,689,283
Coldwater Community Schools, MBIA
  Insured, Pre-Refunded,5/01/18 ...........    5,935,000        2,011,728



FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)

                                                   PRINCIPAL
                                                    AMOUNT             VALUE
----------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ZERO COUPON BONDS (CONT.)
Colorado Springs Airport Revenue, Series C,
  1/01/03......................................  $ 1,660,000          $ 1,397,073
  1/01/05......................................    1,610,000            1,202,203
  1/01/07......................................    1,675,000            1,099,169
  1/01/08......................................      800,000              489,912
  1/01/11......................................    1,450,000              720,911
Cook County GO, Community Consolidated
 School District No. 54, Schaumburg
 Township, Series B, FGIC Insured,
 Pre-Refunded,
  1/01/07......................................    3,505,000            2,356,306
  1/01/08......................................    4,800,000            3,019,632
  1/01/09......................................    4,380,000            2,575,966
  1/01/10......................................    5,760,000            3,174,566
Florida State Mid-Bay Bridge Authority
 Revenue, Series A, senior lien, AMBAC
 Insured,
 10/01/23......................................    5,000,000            1,177,500
 10/01/24......................................    3,000,000              663,420
Foothill/Eastern Corridor Agency Toll Road
 Revenue,
 Capital Appreciation, Refunding,
 1/15/2024.....................................   65,000,000           13,284,050
 Convertible Capital Appreciation,
 Refunding, 1/15/2023..........................   35,000,000           17,862,250
Harrison Community Schools GO, AMBAC
 Insured, 5/01/20..............................    6,000,000            1,715,400
Jefferson County Capital Projects Corp.
 Lease Revenue, Refunding, Series A,
  8/15/07......................................    1,640,000            1,091,502
  8/15/08......................................    4,505,000            2,830,897
  8/15/09......................................    4,580,000            2,701,330
  8/15/10......................................    4,620,000            2,554,814
  8/15/13......................................    6,825,000            3,111,859
  8/15/14......................................    6,860,000            2,904,044
  8/15/16......................................    7,005,000            2,563,550
  8/15/17......................................    7,115,000            2,456,667
Metropolitan Pier and Exposition Authority
 Dedicated State Tax Revenue,
 Capital Appreciation, Series A, FGIC
 Insured, 6/15/2009............................    9,510,000            5,659,781
 Capital Appreciation, Series A, FGIC
  Insured, Pre-Refunded, ETM, 6/15/2009........    1,490,000              889,247
 McCormick Place Expansion Project, Series
  A, FGIC Insured, 6/15/2010...................    8,000,000            4,450,800
 McCormick Place Expansion Project, Series
  A, FGIC Insured, 6/15/2011...................    9,690,000            5,044,033
 McCormick Place Expansion Project, Series
  A, FGIC Insured, 6/15/2012...................      250,000              220,813
 McCormick Place Expansion Project, Series
  A, FGIC Insured, Pre-Refunded, 6/15/2012.....   11,550,000           10,578,530
 McCormick Place Exposition, Series A,
  FGIC Insured, 6/15/2008......................    7,185,000            4,555,003
 McCormick Place Exposition, Series A,
  FGIC Insured, 6/15/2008......................    1,315,000              832,960
Miami-Dade County Special Obligation, sub.
  lien, Series B, MBIA Insured, 10/01/34.......    5,500,000              643,775
Owensboro  Electric Light and Power Revenue,
  Series B, AMBAC Insured, 1/01/08.............    5,250,000            3,453,083
San Joaquin Hills Transportation Corridor
 Agency Toll Road Revenue,
 Refunding, Series A, 1/15/2021................   50,000,000           30,820,000
 senior lien, ETM, 1/01/2023                       7,000,000            1,756,300
Shreveport Water and Sewer Revenue, Series
 B, FGIC Insured,
  12/01/07.....................................      490,000              303,300
  12/01/08.....................................    2,530,000            1,460,316
  12/01/09.....................................    4,080,000            2,187,492
  12/01/10.....................................    5,630,000            2,811,397
University of Illinois Revenues, AMBAC
 Insured,4/01/10...............................   14,250,000            8,018,475




FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)

                                                      PRINCIPAL
                                                       AMOUNT              VALUE
----------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ZERO COUPON BONDS (CONT.)
Washington State Public Power Supply System
 Revenue, Nuclear Project No. 3, Refunding,
 Series B,
  7/01/12.........................................     $ 6,400,000  $     3,103,104
  7/01/13.........................................      11,000,000        4,931,190
  7/01/14.........................................      15,000,000        6,269,100
                                                                    ---------------
TOTAL ZERO COUPON BONDS (COST $176,861,157).......                      181,201,929
                                                                    ---------------
TOTAL LONG TERM INVESTMENTS(COST $6,842,621,819)..                    6,880,501,546
                                                                    ---------------
(a) SHORT-TERM INVESTMENTS 1.5%
Farmington PCR, Arizona Public Service Co.,
 Refunding, Series B, Daily VRDN and
 Put, 3.45%, 9/01/24..............................       7,100,000        7,100,000
Jackson County PCR, Chevron USA Inc. Project,
 Daily VRDN and Put, 3.60%, 6/01/23...............      17,700,000       17,700,000
Long Island Power Authority Electric System
 Revenue, Sub Series 5, Daily VRDN and
 Put, 3.50%, 5/01/33..............................      25,000,000       25,000,000
Maricopa County PCC, PCR, Arizona Public
 Service Co., Refunding, Series A, Daily
 VRDN and Put, 3.50%, 5/01/29.....................       2,900,000        2,900,000
Michigan State Strategic Fund Limited
 Obligation Revenue, Refunding, Dow Chemical
 Co. Project, Daily VRDN and Put, 3.50%, 2/01/09..       5,020,000        5,020,000
New York City Municipal Water Finance Authority
 Water and Sewer System Revenue,
  Series C, FGIC Insured, Daily VRDN and Put,
    3.20%,  6/15/23...............................      10,000,000       10,000,000
  Series G, FGIC Insured, Daily VRDN and Put,
    3.50%, 6/15/24................................         500,000          500,000
New York State HFAR, Liberty View, Series A,
 Weekly VRDN and Put,  3.30%, 11/15/19............      12,800,000       12,800,000
Perry County PCR, Leaf River Forest Project,
 Refunding, Daily VRDN and Put, 3.45%,
 3/01/02..........................................       7,700,000        7,700,000
Port Authority New York and New Jersey, Special
 Obligation Revenue, Versatile  Structure,
 Series 2, Daily VRDN and Put, 3.50%, 5/01/19.....       5,000,000        5,000,000
Uinta County PCR, Chevron USA Inc. Project,
 Refunding, Daily VRDN and Put, 3.60%,
 8/15/20..........................................      13,700,000       13,700,000
Washington State Health Care Facilities
 Authority Revenue, Sisters of Providence,
 Series C, Daily VRDN and Put,  3.15%,
 10/01/05.........................................       1,200,000        1,200,000
                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $108,620,000)..                      108,620,000
                                                                    ---------------
TOTAL INVESTMENTS (COST $6,951,241,819) 98.9%.....                    6,989,121,546
OTHER ASSETS, LESS LIABILITIES 1.1%...............                       77,439,249
                                                                    ---------------
NET ASSETS 100.0%.................................                   $7,066,560,795
                                                                    ===============


See glossary of terms on page 49.

(a) Variable rate demand notes (VRNDs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.


                       See notes to financial statements.


FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)

GLOSSARY OF TERMS
--------------------------------------------------------------------------------
AMBAC - American Municipal Bond Assurance Corp.
BIG - Bond Investors Guaranty Insurance Co.
CDA - Community Development Authority/Agency
COP - Certificate of Participation
CRDA - Community Redevelopment Authority/Agency
EDA - Economic Development Authority
EDC - Economic Development Corp.
EDR - Economic Development Revenue
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FI/GML - Federally Insured or Guaranteed Mortgage Loans
FNMA - Federal National Mortgage Association
FSA - Financial Security Assistance
GNMA - Government National Mortgage Association
GO- General Obligation
HDA - Housing Development Authority
HFA - Housing Finance Authority/Agency
HFAR - Housing Finance Authority/Agency Revenue
HFC - Housing Finance Corp.
HMR - Home Mortgage Revenue
IDA - Industrial Development Authority/Agency
IDB - Industrial Development Board
IDC - Industrial Development Corp.
IDAR - Industrial Development Authority Revenue
IDBR - Industrial Development Board Revenue
IDR - Industrial Development Revenue
IPC - Industrial Pollution Control
ISD - Independent School District
LP - Limited Partnership
MBIA - Municipal Bond Investors Assurance Corp.
MBS - Mortgage-Backed Securities
MF - Multi-Family
MFHR - Multi-Family Housing Revenue
MFMR - Multi-Family Mortgage Revenue
MFR - Multi-Family Revenue
MTA - Metropolitan Transit Authority
PCC - Pollution Control Corp.
PCFA - Pollution Control Financing Authority
PCR - Pollution Control Revenue
PFA - Public Financing Authority
PUD - Public Utility District
RDA - Redevelopment Authority/Agency
RDAR - Redevelopment Authority/Agency Revenue
RMR - Residential Mortgage Revenue
SF - Single Family
SFHR - Single Family Housing Revenue
SFM - Single Family Mortgage
SFMR - Single Family Mortgage Revenue
SFR - Single Family Revenue
USD - Unified School District




FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $6,951,241,819) ................ $6,989,121,546
 Cash .....................................................................      2,112,783
 Receivables:
  Investment securities sold ..............................................     21,628,428
  Capital shares sold .....................................................     15,446,074
  Interest ................................................................    129,955,948
                                                                             -------------
     Total assets .........................................................  7,158,264,779
                                                                             -------------
Liabilities:
 Payables:
  Investment securities purchased .........................................     72,481,924
  Capital shares redeemed .................................................     12,461,355
  Affiliates ..............................................................      3,771,258
  Shareholders ............................................................      2,496,860
 Other liabilities ........................................................        492,587
                                                                            --------------
     Total liabilities ....................................................     91,703,984
                                                                            --------------
      Net assets, at value ................................................ $7,066,560,795
                                                                            ==============
Net assets consist of:
 Undistributed net investment income ...................................... $    2,603,214
 Net unrealized appreciation ..............................................     37,879,727
 Accumulated net realized loss ............................................    (19,024,679)
 Capital shares ...........................................................  7,045,102,533
                                                                             -------------
      Net assets, at value ................................................ $7,066,560,795
                                                                            ==============
CLASS A:
 Net asset value per share ($6,800,172,694  / 590,942,973 shares outstanding)* ...  $11.51
                                                                                    ======
 Maximum offering price per share ($11.51 / 95.75%) ..............................  $12.02
                                                                                    ======
CLASS B:
 Net asset value and maximum offering price per share
 ($55,723,297  / 4,844,385 shares outstanding)* ..................................  $11.50
                                                                                    ======
CLASS C:
 Net asset value per share ($210,664,804 / 18,313,931 shares outstanding)* .......  $11.50
                                                                                    ======
 Maximum offering price per share ($11.50 / 99.00%) ..............................  $11.62
                                                                                    ======


*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.



FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1999 (UNAUDITED)

Investment income:
 Interest .................................................................     $221,993,910
                                                                               -------------
Expenses:
 Management fees (Note 3)..................................................        16,413,479
 Distribution fees (Note 3)
  Class A .................................................................         2,773,859
  Class B .................................................................           146,107
  Class C .................................................................           706,808
 Transfer agent fees (Note 3) .............................................         1,555,007
 Custodian fees ...........................................................            37,584
 Reports to shareholders ..................................................           341,829
 Registration and filing fees .............................................           145,679
 Professional fees ........................................................            83,241
 Directors' fees and expenses .............................................            63,637
 Other ....................................................................           125,846
                                                                                -------------
   Total expenses .........................................................        22,393,076
                                                                                -------------
    Net investment income .................................................       199,600,834
                                                                                -------------
Realized and unrealized losses:
 Net realized loss from investments .......................................       (19,007,810)
 Net unrealized depreciation on investments ...............................      (464,544,015)
                                                                               --------------
Net realized and unrealized loss ..........................................      (483,551,825)
                                                                               --------------
Net decrease in net assets resulting from operations ......................     $(283,950,991)
                                                                               ==============



                         See notes to financial statements.



FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS for the six months ended October 31, 1999 (unaudited) and the year ended April 30, 1999

                                                     Six Months Ended              Year Ended
                                                     October 31, 1999             April 30, 1999
                                                     ----------------             --------------
Increase (decrease) in net assets:
 Operations:
   Net investment income .........................  $ 199,600,834                 $ 394,499,322
   Net realized gain (loss) from
   investments ...................................    (19,007,810)                   30,265,498
   Net unrealized appreciation (depreciation)
   on investments ................................   (464,544,015)                    8,220,333
                                                     --------------------------------------------
   Net increase (decrease) in net assets
   resulting from operations .....................   (283,950,991)                  432,985,153
   Net investment income:
Distributions to shareholders from:
   Class A .......................................   (194,576,448)                  (387,521,130)
   Class B .......................................     (1,057,944)                      (156,270)
   Class C .......................................     (5,338,281)                    (8,350,778)
 Net realized gains:
   Class A .......................................      (4,251,999)                           --
   Class B .......................................         (20,970)                           --
   Class C .......................................        (130,567)                           --
                                                     --------------------------------------------
 Total distributions to shareholders .............    (205,376,209)                 (396,028,178)
 Capital share transactions: (Note 2)
   Class A .......................................      101,758,927                   110,674,594
   Class B .......................................       30,699,842                    28,056,262
   Class C .......................................       12,741,153                    76,844,652
                                                     --------------------------------------------
Total capital share transactions .................      145,199,922                   215,575,508
   Net increase (decrease) in net assets .........     (344,127,278)                  252,532,483
Net assets:
 Beginning of period .............................    7,410,688,073                 7,158,155,590
                                                     --------------------------------------------
 End of period ...................................   $7,066,560,795                $7,410,688,073
                                                     ============================================
Undistributed net investment income included in net assets:
 End of period ...................................     $ 2,603,214                    $ 3,975,053
                                                     ============================================


                       See notes to financial statements.



FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Federal Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide tax-free income. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.



FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK

The Fund offers three classes of shares: Class A, Class B and Class C. Effective January 1, 1999, Class I and II were renamed Class A and Class C, respectively, and the fund began offering a new class of shares, Class B. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At October 31, 1999, there were ten billion shares of no par value stock authorized, of which three billion each were designated as Class A and Class C, and one hundred million were designated as Class B. Transactions in the Fund's shares were as follows:

                                                      SIX MONTHS ENDED                       YEAR ENDED
                                                      OCTOBER 31, 1999                     APRIL 30, 1999
                                                      ----------------                     --------------
                                                   SHARES         AMOUNT              SHARES           AMOUNT
                                                   ------         ------              ------           ------
CLASS A SHARES:
 Shares sold................................      72,158,652     $856,896,551      141,557,333      $1,748,852,193
 Shares issued on merger (Note 7)...........      12,219,274      145,466,596               --                --
 Shares issued in reinvestment of
   distributions............................       7,064,480       84,250,157       13,019,553         160,434,527
 Shares redeemed............................    (82,920,178)    (984,854,377)      (145,578,579)    (1,798,612,126)
                                                -------------------------------   --------------------------------
 Net increase...............................       8,522,228     $101,758,927        8,998,307       $ 110,674,594
                                                ===============================   ================================
CLASS B SHARES:*
 Shares sold................................       2,734,936     $ 32,629,508        2,267,562        $ 27,969,254
 Shares issued in reinvestment of
   distributions............................          54,026          641,985            8,064              99,100
 Shares redeemed............................       (219,222)      (2,571,651)            (981)            (12,092)
                                                -------------------------------   --------------------------------
 Net increase...............................       2,569,740     $ 30,699,842        2,274,645        $ 28,056,262
                                                ===============================   ================================
CLASS C SHARES:
 Shares sold................................       2,817,663     $ 33,651,125        7,659,630        $ 94,594,251
 Shares issued in reinvestment of
   distributions............................         281,938        3,362,516          421,645           5,197,244
 Shares redeemed............................     (2,050,688)     (24,272,488)      (1,859,163)        (22,946,843)
                                                -------------------------------   --------------------------------
 Net increase...............................       1,048,913     $ 12,741,153        6,222,112        $ 76,844,652
                                                ===============================   ================================


*For the year ended April 30,1999, this includes the period January 1, 1999 (effective Date) to April 30,1999.



FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited)(continued)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin/Templeton Distributors, Inc. (Distributors), Franklin Advisers, Inc. (Advisers), Franklin/Templeton Investor Services, Inc. (Investor Services), and Franklin Templeton Services, Inc. (FT Services), the Fund's principal underwriter, investment manager, transfer agent, and administrative manager, respectively.

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

           ANNUALIZED
           FEE RATE          NET ASSETS
           --------          ----------

           .625%             First $100 million
           .50%              Over $100 million, up to and including $250 million
           .45%              Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .10%, .65% and .65% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund shares, and received contingent deferred sales charges for the period of $1,519,836 and $179,074, respectively.

The Fund paid transfer agent fees of $1,555,007 of which $1,364,967 was paid to Investor Services.


4. INCOME TAXES

At October 31, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes of $6,951,248,732 was as follows:

     Unrealized appreciation ......    $ 228,443,487
     Unrealized depreciation ......     (190,570,673)
                                       -------------
     Net unrealized appreciation ..    $  37,872,814
                                       =============

Net realized capital losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 1999 aggregated $781,699,742 and $916,987,105, respectively.


FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited)(continued)


6. CREDIT RISK

The Fund has investments in excess of 10% of its total net assets in the state of New York. Such concentration may subject the Fund more significantly to economic changes occurring within that state.


7. FUND MERGER

On June 24, 1999, the Fund acquired the net assets of the Hawaii Municipal Bond Fund and the Indiana Tax-Free Income Fund pursuant to a plan of reorganization approved by the Funds' shareholders. The merger was accomplished by a tax free exchange, and the net assets acquired and shares issued were as follows:

                                                                        SHARES
 FUND                                             NET ASSETS          ISSUED BY
--------------------------------------------------------------------------------

 Hawaii Municipal Bond Fund ...............       $39,698,063         3,316,463
 Indiana Tax-Free Income Fund .............        56,285,879         4,702,246
                                                  -----------------------------
 Total ....................................       $95,983,942         8,018,709
                                                  =============================

The net asset figures shown above include $859,421 and $1,790,431 of unrealized appreciation for the Hawaii Municipal Bond Fund and the Indiana Tax-Free Income Fund, respectively. The merger was accounted for as a pooling of interests without restatement for financial reporting purposes. The combined net assets of the Fund immediately after the merger were $7,332,695,346.

On August 26, 1999, the Fund acquired the net assets of the Arkansas Municipal Bond Fund and the Washington Municipal Bond Fund pursuant to a plan of reorganization approved by the Funds' shareholders. The merger was accomplished by a tax free exchange, and the net assets acquired and shares issued were as follows:

                                                                         SHARES
 FUND                                              NET ASSETS         ISSUED BY
--------------------------------------------------------------------------------

 Arkansas Municipal Bond Fund .............        $39,000,744        3,310,759
 Washington Municipal Bond Fund ...........         10,481,910          889,806
                                                   ----------------------------
 Total ....................................        $49,482,654        4,200,565
                                                   ============================

The net asset figures shown above include ($1,177,947) and $101,148 of unrealized (depreciation) appreciation for the Arkansas Municipal Bond Fund and the Washington Municipal Bond Fund, respectively. The merger was accounted for as a pooling of interests without restatement for financial reporting purposes. The combined net assets of the Fund immediately after the merger were $7,299,812,616.